UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

The Advisors' Inner Circle Fund

Annual Report

October 31, 2012

INVESTMENT ADVISOR:
CORNERSTONE ADVISORS, INC.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

The Cornerstone Advisors Funds will file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Management’s Discussion and Analysis of Fund Performance (unaudited)

Global Public Equity Fund

The Cornerstone Advisors Global Public Equity Fund (the “Fund”) was launched on August 30, 2012 with approximately $507 million in initial assets. At fiscal year-end October 31, 2012 the Fund grew to $551 million due to inflows and fund performance. While two months is a short time period, the Fund is currently performing within expectations with a return since inception of 2.20%. While this trails the MSCI All World Index (“ACWI”) (“Fund benchmark”) by 0.81% since inception, much of the difference was simply due to the time lag that was necessary for the underlying managers to invest the initial cash contributions. Positive trends in performance since underlying managers have been fully invested are encouraging.

The Fund is a multi-manager fund, made up of modules, which are the principle strategies for the Fund. The Global Structured Strategy Module returned 2.80% since inception, the Global Opportunistic Strategy Module returned 1.48% since inception and the Style Specialists Strategy Module returned 2.52% since inception compared to the Fund benchmark at 3.01%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Global Public Equity Fund with you throughout the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

ANNUAL TOTAL RETURN [1,2]
Cumulative Inception to Date
Global Public Equity Fund	2.20%
MSCI ACWI [3]	3.01%

Comparison of Change in the Value of a $10,000 Investment in the Global Public Equity Fund, versus the MSCI ACWI

1	For the period ended October 31, 2012. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Management’s Discussion and Analysis of Fund Performance (unaudited)

Income Opportunities Fund

The Cornerstone Advisors Income Opportunities Fund (the “Fund”) was launched on August 30, 2012 with $114 million in initial assets. At fiscal year-end October 31, 2012 the Fund grew to $122 million due to inflows and fund performance. While two months is a short time period, the Fund is currently performing within expectations with a return since inception of 1.37%. While this trails the 50/50 Hybrid of the MSCI ACWI and Barclays U.S. Aggregate Indices (“Fund benchmark”) by 0.43% since inception, much of the difference was simply due to the time lag that was necessary for the underlying managers to invest the initial cash contributions. Positive trends in performance since underlying managers have been fully invested are encouraging.

The Fund is a multi-manager fund, made up of modules, which are the principle strategies for the Fund. The Convertible Bonds Strategy Module returned 0.85% since inception compared to the fund benchmark at 1.80% and the Strategy Module benchmark at 2.00%. The High Yield Bonds Strategy Module returned 2.40% since inception compared to the Fund benchmark at 1.80% and the Strategy Module benchmark at 3.86%. The Emerging Markets Local Debt Strategy Module returned 2.70% since inception compared to the Fund benchmark at 1.80% and the Strategy Module benchmark at 4.03%. The Master Limited Partnerships Income Strategy Module returned -0.30% since inception compared to the Fund benchmark at 1.80% and the Strategy Module benchmark at 3.13%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Income Opportunities Fund with you throughout the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

ANNUAL TOTAL RETURN [1,2]
Cumulative Inception to Date
Income Opportunities Fund	1.37%
50/50 Hybrid of the following Indices:	1.80%
MSCI ACWI [3]	3.01%
Barclays U.S. Aggregate Index [4]	0.58%

Comparison of Change in the Value of a $10,000 Investment in the Income Opportunities Fund, versus a 50/50 Hybrid of following indices: the MSCI ACWI and the Barclays U.S. Aggregate Index

1	For the period ended October 31, 2012. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

4	The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Management’s Discussion and Analysis of Fund Performance (unaudited)

Public Alternatives Fund

The Cornerstone Advisors Public Alternatives Fund (the “Fund”) was launched on August 30, 2012 with $293 million in initial assets. At fiscal year-end October 31, 2012 the Fund grew to $312 million due to inflows and fund performance. While two months is a short time period, the Fund is currently performing within expectations with a return since inception of -0.30%. While this trails the 60/40 Hybrid of the MSCI ACWI and Barclays U.S. Aggregate Indices (“Fund benchmark”) by 2.34% since inception, much of the difference was simply due to the time lag that was necessary for the underlying managers to invest the initial cash contributions. Positive trends in performance since underlying managers have been fully invested are encouraging.

The Fund is a multi-manager fund, made up of modules, which are the principle strategies for the Fund. The Global Macro Strategy Module returned -0.08% since inception compared to the fund benchmark at 2.05% and the Strategy Module benchmark at -1.27%. The Arbitrage Strategy Module returned -0.33% since inception compared to the Fund benchmark at 2.05% and the Strategy Module benchmark at -0.42%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Public Alternatives Fund with you throughout the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

ANNUAL TOTAL RETURN [1,2]
Cumulative Inception to Date
Public Alternatives Fund	(0.30)%
60/40 Hybrid of the following Indices:	2.04%
MSCI ACWI [3]	3.01%
Barclays U.S. Aggregate Index [4]	0.58%

Comparison of Change in the Value of a $10,000 Investment in the Public Alternatives Fund, versus a 60/40 Hybrid of following indices: the MSCI ACWI and the Barclays U.S. Aggregate Index

1	For the period ended October 31, 2012. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

4	The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Management’s Discussion and Analysis of Fund Performance (unaudited)

Real Assets Fund

The Cornerstone Advisors Real Assets Fund (the “Fund”) was launched on August 30, 2012 with $115 million in initial assets. At fiscal year-end October 31, 2012 the Fund grew to $122 million due to inflows and fund performance. While two months is a short time period, the Fund is currently performing within expectations with a return since inception of 0.63%. While this trails the 67/33 Hybrid of the MSCI ACWI and Barclays U.S. Aggregate Indices (“Fund benchmark”) by 1.58% since inception, much of the difference was simply due to the time lag that was necessary for the underlying managers to invest the initial cash contributions. Positive trends in performance since underlying managers have been fully invested are encouraging.

The Fund is a multi-manager fund, made up of modules, which are the principle strategies for the Fund. The Treasury Inflation Protected Securities Strategy Module returned 1.10% since inception compared to the fund benchmark at 2.21% and the Strategy Module benchmark at 1.73%. The Commodities Strategy Module returned -1.80% since inception compared to the Fund benchmark at 2.21% and the Strategy Module benchmark at -1.56%. The Master Limited Partnership Total Return Strategy Module returned 3.00% since inception compared to the Fund benchmark at 2.21% and the Strategy Module benchmark at 3.13%. Individual Strategy Module performance is within expectations for the time period and market conditions.

While markets may remain volatile going forward, we believe the combination of Strategy Modules and their underlying managers will provide for long-term success. We look forward to sharing periodic updates on the Cornerstone Advisors Real Assets Fund with you throughout the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

ANNUAL TOTAL RETURN [1,2]
Cumulative Inception to Date
Real Assets Fund	0.63%
67/33 Hybrid of the following Indices:	2.21%
MSCI ACWI [3]	3.01%
Barclays U.S. Aggregate Index [4]	0.58%

Comparison of Change in the Value of a $10,000 Investment in the Real Assets Fund, versus a 67/33 Hybrid of following indices: the MSCI ACWI and the Barclays U.S. Aggregate Index

1	For the period ended October 31, 2012. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI All Country World Index (“ACWI”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

4	The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.1%
	Shares	Value

ARGENTINA — 0.2%
Arcos Dorados Holdings, Cl A	35,500	$458,305
MercadoLibre	8,497	713,493
Ternium ADR	4,574	93,904

		1,265,702

AUSTRALIA — 1.1%
AGL Energy	5,526	83,406
Amcor	21,018	172,361
Australia & New Zealand Banking Group	3,574	94,420
BHP Billiton	12,914	459,136
Coca-Cola Amatil	20,780	290,127
Crown	20,790	209,769
CSL	8,946	441,106
GPT Group	20,400	75,388
Harvey Norman Holdings	41,878	82,813
Lend Lease Group	33,200	298,798
Metcash	32,464	123,340
Mineral Resources	89,663	807,892
Newcrest Mining	3,364	92,294
Orica	17,055	444,725
Origin Energy	11,880	140,093
QR National	102,164	396,634
Ramsay Health Care	4,029	99,372
Suncorp Group	9,986	97,440
Tatts Group	73,175	212,687
Telstra	211,793	910,191
Wesfarmers	5,260	189,850
Westpac Banking	3,676	97,343
Woolworths	15,270	466,181

		6,285,366

COMMON STOCK — continued
	Shares	Value

AUSTRIA — 0.2%
IMMOFINANZ	36,150	$139,630
OMV	18,970	693,377
Raiffeisen Bank International	8,435	337,282
Vienna Insurance Group Wiener Versicherung Gruppe	2,256	96,875

		1,267,164

BELGIUM — 0.9%
Ageas	3,554	90,448
Anheuser-Busch InBev	36,007	3,010,695
Belgacom	10,313	301,428
Colruyt	4,167	190,332
Delhaize Group	4,259	162,821
Groupe Bruxelles Lambert	3,275	241,788
Mobistar	3,793	100,341
Solvay	2,184	262,583
Telenet Group Holding	1,606	73,637
UCB	5,263	306,972
Umicore	1,919	98,485

		4,839,530

BRAZIL — 2.3%
Arezzo Industria e Comercio	14,431	257,563
Banco Bradesco ADR	48,121	753,575
Banco do Brasil	17,600	187,781
BM&FBovespa	35,400	226,583
BR Malls Participacoes	61,967	814,612
BR Properties	40,400	529,106
Brazil Pharma	50,581	307,563
BRF – Brasil Foods	52,600	956,929
CCR	53,400	469,572
Centrais Eletricas Brasileiras ADR	26,363	146,578
Cia de Bebidas das Americas ADR	4,382	178,742
Cia de Saneamento Basico do Estado de Sao Paulo	6,500	275,163
Cia Hering	4,881	112,133
Cielo	8,500	210,298
Cosan, Cl A	12,786	209,818
Cosan Industria e Comercio	15,000	287,659
CPFL Energia ADR	9,500	221,255
Cyrela Brazil Realty Empreendimentos e Participacoes	86,800	735,923
Duratex	10,400	72,353
EcoRodovias Infraestrutura e Logistica	18,500	161,586
Grupo BTG Pactual	5,600	88,230

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Itau Unibanco Holding ADR	12,500	$182,250
Kroton Educacional *	14,800	295,847
Lojas Renner	5,100	188,828
Mills Estruturas e Servicos de Engenharia *	25,400	389,432
Natura Cosmeticos	9,100	242,616
Obrascon Huarte Lain Brasil	9,800	92,159
Petroleo Brasileiro ADR	32,250	684,023
Qualicorp *	39,358	403,841
Telefonica Brasil ADR	54,027	1,189,674
Totvs	23,500	477,856
Vale	15,767	282,184
Vale ADR, Cl B	43,400	795,088

		12,426,820

CANADA — 2.8%
Agnico-Eagle Mines	2,200	124,213
Agrium	1,000	105,311
B2Gold *	69,467	287,258
Bank of Montreal	1,400	82,731
Bank of Nova Scotia	1,600	86,909
Bankers Petroleum *	341,400	970,790
Barrick Gold	8,400	339,701
BCE	3,300	144,258
Brookfield Asset Management, Cl A	2,700	92,942
Cameco	15,000	290,250
Canadian Imperial Bank of Commerce	3,500	275,304
Canadian Tire, Cl A	6,200	443,607
Celestica *	36,000	261,327
Cenovus Energy	41,600	1,468,896
Cineplex	10,681	331,525
Eldorado Gold	7,100	104,927
Enbridge	3,400	135,285
Ensign Energy Services	34,900	521,709
Fairfax Financial Holdings	200	74,195
Goldcorp	43,300	1,957,442
IAMGOLD	7,600	117,947
Intact Financial	1,200	73,592
Kinross Gold	10,400	103,297
Lululemon Athletica *	25,141	1,734,980
Manulife Financial	10,800	133,439
Pan American Silver	5,600	122,850
Points International *	17,400	163,560

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Potash Corp of Saskatchewan	3,300	$132,661
Primaris Retail Real Estate Investment Trust	10,977	257,293
Research In Motion *	11,200	88,366
Rogers Communications, Cl B	2,300	100,958
Royal Bank of Canada	1,600	91,218
Shaw Communications, Cl B	10,300	224,409
Silver Wheaton	1,875	75,937
Sun Life Financial	4,300	106,644
Thomson Reuters	3,000	84,466
Toronto-Dominion Bank	1,100	89,465
TransAlta	10,000	159,399
TransCanada	35,800	1,611,941
Trinidad Drilling	42,800	283,691
Valeant Pharmaceuticals International *	24,400	1,364,692
Yamana Gold	2,050	41,431

		15,260,816

CHILE — 0.4%
Banco de Chile	501,040	74,799
Banco Santander ADR	11,291	307,002
CAP	4,350	149,825
Corpbanca	6,142,840	80,407
Empresa Nacional de Electricidad	203,720	327,307
Enersis	628,720	214,770
ENTEL Chile	5,970	122,148
Latam Airlines Group	9,620	237,866
SACI Falabella	18,980	194,695
Sociedad Quimica y Minera de Chile ADR	9,296	537,774

		2,246,593

CHINA — 1.8%
Baidu ADR *	4,533	483,309
Bank of China, Cl H	1,511,000	621,943
Bank of Communications, Cl H	217,000	155,119
Changyou.com ADR	4,554	113,167
China Citic Bank, Cl H	393,000	200,809
China Construction Bank, Cl H	364,000	274,290
China King-Highway Holdings	7,697	22,443
China Life Insurance, Cl H	245,808	726,318
China Medical System Holdings	331,000	190,911
China Merchants Holdings International	231,403	767,357
China Mobile	61,500	682,050

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
China National Building Material, Cl H	96,000	$122,384
China Petroleum & Chemical, Cl H	330,000	350,436
China Railway Construction, Cl H	183,000	181,818
China Shineway Pharmaceutical Group	178,000	284,798
China State Construction International Holdings	341,000	406,118
China Telecom, Cl H	788,000	468,730
China Unicom Hong Kong	216,000	352,844
CNOOC	75,000	155,806
Hengan International Group	14,500	132,090
Industrial & Commercial Bank of China, Cl H	953,000	630,820
KongZhong ADR *	8,178	48,168
PetroChina, Cl H	703,500	960,385
SINA *	3,102	169,462
Sino-Ocean Land Holdings	98,022	61,469
Tencent Holdings	26,700	943,968
Tingyi Cayman Islands Holding	52,000	154,657
Want Want China Holdings	206,000	281,753

		9,943,422

CZECH REPUBLIC — 0.1%
CEZ	11,400	420,307
Komercni Banka	865	176,531

		596,838

DENMARK — 0.7%
AP Moeller – Maersk, Cl B	39	272,136
Carlsberg, Cl B	1,045	90,150
Chr Hansen Holding	6,110	191,517
Coloplast, Cl B	1,490	326,719
Danske Bank *	11,622	181,740
Novo Nordisk, Cl B	11,026	1,776,888
Novozymes, Cl B	2,620	72,381
TDC	22,367	154,092
Tryg	9,157	598,232

		3,663,855

FINLAND — 0.4%
Elisa	9,273	198,796
Fortum	15,044	278,253
Kone, Cl B	5,634	403,461
Konecranes	3,016	95,384
Nokian Renkaat	2,398	99,461
Pohjola Bank, Cl A	14,435	196,453

COMMON STOCK — continued
	Shares	Value

FINLAND (continued)
Sampo, Cl A	17,526	$549,278
Sanoma	8,958	87,081
Stora Enso, Cl R	14,793	93,338
UPM-Kymmene	8,263	88,465
Wartsila Abp	2,525	102,143

		2,192,113

FRANCE — 2.2%
Air Liquide	1,912	225,518
Alcatel-Lucent *	65,433	66,576
AtoS	1,614	108,385
AXA	23,300	370,404
Bureau Veritas	1,865	198,050
Carrefour	5,089	122,951
Christian Dior	923	132,495
Cie Generale de Geophysique –Veritas ADR	7,330	238,078
Cie Generale des Etablissements Michelin	1,028	88,287
Cie Generale d’Optique Essilor International	2,253	203,101
Danone	4,022	247,231
Dassault Systemes	3,549	373,935
Electricite de France	7,949	168,197
European Aeronautic Defence and Space	6,293	223,573
Eutelsat Communications	11,352	363,431
France Telecom	13,295	148,231
Hermes International	2,491	679,962
Ingenico	7,920	419,241
L’Oreal	1,686	214,749
LVMH Moet Hennessy Louis Vuitton	17,668	2,871,691
PPR	7,580	1,332,729
Publicis Groupe	1,871	100,799
Remy Cointreau	14,120	1,464,489
Safran	7,547	300,258
Sanofi	1,160	101,969
Societe BIC	803	97,919
Sodexo	4,174	321,198
Total	1,783	89,714
Vivendi	32,903	673,183

		11,946,344

GERMANY — 2.7%
Abbott Laboratories	15,999	1,048,254
Adidas	1,723	146,792

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Allergan	7,124	$640,590
Allianz	4,953	614,118
BASF	10,180	843,539
Bayer	8,971	781,265
Bayerische Motoren Werke	8,251	657,175
BayWa	3,091	140,023
Daimler	43,200	2,017,161
Deutsche Telekom	7,987	91,193
Deutsche Wohnen	24,113	441,930
Freenet	20,300	335,606
Fresenius & KGaA	5,928	676,151
Fresenius Medical Care & KGaA	6,367	447,205
Gerresheimer	3,750	186,061
Gerry Weber International	6,472	293,770
GSW Immobilien	11,246	462,728
Hochtief *	1,701	84,353
Kabel Deutschland Holding	32,009	2,306,331
Krones	1,594	93,985
Metro	12,800	368,727
MTU Aero Engines Holding	4,423	371,373
Muenchener Rueckversicherungs	610	98,040
Rheinmetall	7,900	376,968
SAP	5,293	385,559
Siemens	2,560	257,288
ThyssenKrupp	4,810	109,446
Wacker Chemie	1,221	68,970
Wincor Nixdorf	2,128	94,634
Wirecard	12,025	274,783

		14,714,018

GREECE — 0.1%
Aegean Marine Petroleum Network	24,000	129,840
Coca Cola Hellenic Bottling	8,475	181,249
Safe Bulkers	11,800	64,900

		375,989

HONG KONG — 1.8%
AIA Group	439,178	1,739,700
Apollo Solar Energy Technology Holdings *	4,930,000	132,314
Bank of East Asia	24,000	89,032
BOC Hong Kong Holdings	54,000	166,180
Cathay Pacific Airways	74,000	134,059
Cheung Kong Holdings	9,000	132,967
China Overseas Grand Oceans Group	179,500	187,837

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
CIMC Enric Holdings	64,581	$46,915
CLP Holdings	31,000	264,399
Galaxy Entertainment Group *	246,000	845,917
Haier Electronics Group *	493,733	631,337
Hang Lung Group	13,000	76,993
Hang Lung Properties	23,000	79,980
Hang Seng Bank	24,800	380,797
Hong Kong & China Gas	208,000	552,874
Hopewell Holdings	31,000	111,799
Hysan Development	19,000	83,967
Ju Teng International Holdings	232,000	92,799
Link REIT	75,500	375,549
MTR	53,500	209,166
NagaCorp	829,000	461,028
Power Assets Holdings	44,500	378,391
Shangri-La Asia	42,000	81,290
Sun Hung Kai Properties	8,000	111,380
Techtronic Industries	206,660	393,585
Television Broadcasts	57,000	424,739
Wharf Holdings	13,000	88,987
Wynn Macau	618,650	1,752,165
Yue Yuen Industrial Holdings	26,000	89,741

		10,115,887

HUNGARY — 0.0%
EGIS Pharmaceuticals	1,801	144,809

INDIA — 0.6%
Axis Bank GDR	13,799	303,350
HDFC Bank ADR	8,626	322,526
ICICI Bank ADR	24,410	958,093
Infosys ADR	10,700	464,594
Mahindra & Mahindra GDR	29,860	482,239
Reliance Industries GDR (A)	17,070	506,125
Tata Motors ADR	8,918	215,370
Wipro ADR	36,200	279,464
WNS Holdings ADR *	1,138	11,949

		3,543,710

INDONESIA — 0.8%
AKR Corporindo	155,756	72,162
Astra International	228,000	191,088
Bank Central Asia	518,500	442,655
Bank Mandiri Persero	559,500	480,570
Bank Rakyat Indonesia Persero	203,000	156,398
Gudang Garam	30,000	153,514

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

INDONESIA (continued)
Indofood Sukses Makmur	244,500	$145,096
Jasa Marga Persero	126,000	76,085
Semen Gresik Persero	89,000	138,063
Telekomunikasi Indonesia Persero	1,140,500	1,157,717
Tower Bersama Infrastructure *	101,789	52,988
Unilever Indonesia	130,000	352,577
United Tractors	350,640	770,276

		4,189,189

IRELAND — 0.7%
Accenture PLC, Cl A	35,150	2,369,461
CRH PLC	15,871	295,401
Elan PLC *	16,244	179,385
Kerry Group, Cl A	8,277	433,096
Shire PLC	7,351	206,768
Trinity Biotech PLC ADR	16,400	231,896

		3,716,007

ISRAEL — 0.4%
Bank Hapoalim *	77,828	305,809
Bank Leumi Le-Israel *	100,367	323,044
Check Point Software Technologies *	5,100	227,103
Delek Group	540	102,684
Elbit Systems	4,350	153,227
Israel	170	115,561
Israel Chemicals	15,076	188,661
Magic Software Enterprises	16,859	76,708
Mellanox Technologies *	4,689	355,812
Mizrahi Tefahot Bank *	11,110	100,840
NICE Systems *	4,160	137,644
Teva Pharmaceutical Industries ADR	7,500	303,150

		2,390,243

ITALY — 0.9%
Assicurazioni Generali	6,916	112,410
Atlantia	4,568	75,372
Davide Campari-Milano	23,156	187,884
Eni	36,235	831,763
Exor	3,879	99,951
Fiat Industrial	151,600	1,641,718
Intesa Sanpaolo	66,399	106,632
Luxottica Group	6,467	246,016
Mediobanca	21,555	122,817
Pirelli & C.	16,341	189,246
Prada	13,000	106,012
Prysmian	3,775	72,611

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Saipem	8,805	$395,559
Snam	51,896	229,641
Telecom Italia	90,525	83,365
Terna Rete Elettrica Nazionale	55,402	208,246

		4,709,243

JAPAN — 3.8%
Aeon Credit Service	8,800	186,737
Ain Pharmaciez	2,700	191,094
All Nippon Airways	42,000	88,914
Anritsu	14,000	175,723
Aoyama Trading	9,600	189,643
Astellas Pharma	3,600	178,805
Bank of Kyoto	9,000	77,340
Benesse Holdings	4,000	192,659
Canon	73,200	2,363,893
Central Japan Railway	2,800	240,962
Chugai Pharmaceutical	11,200	227,002
Daiwa Securities Group	387,000	1,541,601
Don Quijote	2,400	94,551
East Japan Railway	1,300	89,240
FamilyMart	3,500	169,673
Fuji Seal International	18,500	393,962
FUJIFILM Holdings	15,000	252,912
H2O Retailing	31,272	321,612
Hamamatsu Photonics	5,500	190,499
Hirose Electric	800	85,582
Hiroshima Bank	22,000	78,266
Hisamitsu Pharmaceutical	1,700	87,949
Hitachi High-Technologies	3,500	76,594
Honda Motor	2,700	80,834
Hoya	3,700	74,899
Isetan Mitsukoshi Holdings	11,200	109,573
ITOCHU	13,300	133,117
Joyo Bank	19,000	91,870
Jupiter Telecommunications	173	235,131
Kansai Paint	8,000	86,083
KDDI	7,000	543,655
Keikyu	19,000	178,980
Kyocera	1,800	158,061
Kyowa Hakko Kirin	7,000	74,446
Lawson	6,300	463,247
M3	150	288,238
Marubeni	12,000	77,715
Miraca Holdings	5,800	245,209

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Mitsubishi Tanabe Pharma	6,000	$86,509
Mitsubishi UFJ Financial Group	16,100	72,806
Mitsui	5,400	76,099
Mizuho Financial Group	333,300	521,890
MonotaRO	4,817	126,535
Nichii Gakkan	36,700	334,221
Nippon Telegraph & Telephone	7,300	332,400
Nippon Television Holdings	20,000	258,800
Nissin Foods Holdings	2,200	83,227
NTT DOCOMO	266	390,853
Odakyu Electric Railway	27,000	286,471
Ono Pharmaceutical	1,300	78,492
Oriental Land	1,900	259,188
Osaka Gas	80,000	329,701
Rakuten	29,200	262,628
Resona Holdings	18,700	80,816
Ryohin Keikaku	4,300	284,943
Santen Pharmaceutical	2,000	87,561
Sawai Pharmaceutical	2,450	270,688
Secom	6,900	351,353
Shimadzu	10,000	67,268
Shimamura	1,900	198,021
Shionogi	31,700	525,752
Ship Healthcare Holdings	5,900	196,814
Sugi Holdings	9,300	336,095
Sumitomo	50,700	690,988
Sumitomo Mitsui Financial Group	2,600	79,599
Suzuken	2,400	75,731
Takeda Pharmaceutical	11,500	534,448
Tokyo Gas	110,000	582,863
Toyota Motor	43,500	1,670,143
Trend Micro	2,800	78,427
Tsuruha Holdings	6,700	507,766
Unicharm	1,700	91,996
Wacom	56	162,676
West Japan Railway	2,000	87,311
Yahoo Japan	576	198,205

		20,995,555

LUXEMBOURG — 0.0%
ArcelorMittal	6,524	96,652

MALAYSIA — 0.7%
AMMB Holdings	116,400	243,806
Axiata Group	65,800	141,062

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
Cahya Mata Sarawak	25,300	$27,659
CIMB Group Holdings	134,100	335,910
DiGi.Com	171,100	298,273
Genting Malaysia	132,900	156,635
Hong Leong Bank	37,700	181,693
IOI	145,200	241,206
Kulim Malaysia	96,500	158,721
Malayan Banking	114,700	340,033
Petronas Chemicals Group	96,000	204,859
Public Bank	103,500	539,842
Sime Darby	126,500	406,162
Tenaga Nasional	141,200	322,173
UMW Holdings	96,600	316,503

		3,914,537

MEXICO — 1.4%
Alfa, Cl A	208,000	382,196
America Movil ADR, Ser L	22,200	561,438
Arca Continental	28,200	204,597
Cemex *	103,400	93,734
Cemex ADR *	23,678	214,049
Compartamos	1,057,730	1,425,763
El Puerto de Liverpool	10,100	90,633
Fibra Uno Administracion REIT	98,098	258,468
Fomento Economico Mexicano ADR	3,329	301,641
Gruma, Cl B *	71,800	208,919
Grupo Aeroportuario del Pacifico, Cl B	100,200	482,711
Grupo Aeroportuario del Sureste ADR	119	11,492
Grupo Financiero Banorte, Cl O	113,663	631,943
Grupo Financiero Santander Mexico, Cl B	37,300	102,380
Grupo Financiero Santander Mexico ADR *	41,663	569,533
Grupo Mexico	158,500	508,401
Grupo Modelo	23,800	209,754
Grupo Simec ADR *	1,346	16,340
Grupo Televisa ADR	20,726	468,408
Kimberly-Clark de Mexico, Cl A	134,093	325,043
Mexichem	51,371	254,619
Organizacion Soriana, Cl B	33,600	112,907
Wal-Mart de Mexico	52,300	153,896

		7,588,865

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

NETHERLANDS — 2.1%
Aegon	71,000	$396,449
ASML Holding	5,100	280,609
ASML Holding, Cl G	33,220	1,826,103
Core Laboratories	2,500	259,150
Heineken	4,470	275,580
Heineken Holding	1,866	94,688
InterXion Holding *	67,600	1,444,612
Koninklijke Ahold	17,675	225,038
Koninklijke Boskalis Westminster	2,556	97,367
Koninklijke DSM	5,876	301,713
Koninklijke KPN	22,031	139,093
Koninklijke Philips Electronics	4,441	111,037
Koninklijke Vopak	1,311	91,266
NXP Semiconductor *	90,290	2,190,435
Reed Elsevier	16,403	220,367
Royal Dutch Shell, Cl A	52,302	1,793,564
Royal Dutch Shell, Cl B	12,800	452,473
TNT Express	7,110	74,886
Unilever	26,844	985,704
Wolters Kluwer	5,236	101,324

		11,361,458

NEW ZEALAND — 0.1%
Auckland International Airport	34,193	75,503
Fletcher Building	40,094	232,133
Telecom Corp of New Zealand	60,513	119,687

		427,323

NIGERIA — 0.0%
Zenith Bank	2,314,630	265,565

NORWAY — 0.6%
Fred Olsen Energy	7,700	361,277
Gjensidige Forsikring	8,858	129,421
Opera Software	28,982	159,619
Orkla	58,061	459,290
Petroleum Geo-Services	19,114	329,558
ProSafe	37,200	309,799
Seadrill	5,075	205,446
Statoil	49,523	1,223,895
Telenor	5,218	102,597
Yara International	3,032	142,844

		3,423,746

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,282	276,345

COMMON STOCK — continued
	Shares	Value

PERU — 0.1%
Credicorp	2,570	$332,404

PHILIPPINES — 0.8%
Bank of the Philippine Islands	142,103	279,411
Bloomberry Resorts *	488,555	167,220
First Gen *	538,200	291,996
International Container Terminal Services	30,399	52,393
Lopez Holdings	1,253,600	165,848
Megaworld	6,689,000	397,816
Metro Pacific Investments	589,000	59,193
Metropolitan Bank & Trust	774,930	1,787,070
Nickel Asia	124,500	51,801
Puregold Price Club	490,829	356,847
Security Bank	117,528	461,896
SM Investments	7,384	143,934
SM Prime Holdings	261,400	92,009
Universal Robina	111,079	193,873

		4,501,307

POLAND — 0.4%
Asseco Poland	10,123	126,829
Bank Pekao	3,460	166,137
KGHM Polska Miedz	13,871	698,622
PGE	64,700	350,590
Polski Koncern Naftowy Orlen S.A. *	15,841	217,323
Polskie Gornictwo Naftowe i Gazownictwo	149,710	185,224
Powszechny Zaklad Ubezpieczen	3,190	372,690
Telekomunikacja Polska	68,470	258,640

		2,376,055

PORTUGAL — 0.2%
Jeronimo Martins SGPS	52,519	918,974

QATAR — 0.0%
Industries Qatar QSC	4,651	194,167

RUSSIA — 1.2%
Gazprom Neft OAO ADR	8,959	220,929
Gazprom OAO ADR	82,171	750,632
Globaltrans Investment GDR	12,597	233,045
Lukoil OAO ADR	21,503	1,298,032
Magnit GDR	12,452	442,046
MMC Norilsk Nickel ADR	26,430	405,436
NovaTek OAO GDR	1,910	217,740

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
Pharmstandard GDR *	19,700	$289,590
Rosneft OAO GDR	28,610	211,714
Rostelecom ADR	3,433	78,616
Sberbank of Russia ADR	28,641	336,818
Surgutneftegas OAO ADR	70,099	609,861
Tatneft OAO ADR	21,607	837,055
TMK OAO GDR	6,556	97,225
Uralkali GDR	3,992	156,407
VimpelCom ADR	14,475	159,514

		6,344,660

SINGAPORE — 0.6%
Ascendas Real Estate Investment Trust	118,000	228,300
CapitaMall Trust	66,000	114,166
CapitaMalls Asia	63,000	95,548
City Developments	11,000	103,345
DBS Group Holdings	15,000	170,929
Flextronics International *	22,300	128,671
Fraser and Neave	45,000	337,924
Genting Singapore	79,000	86,137
Keppel	68,000	594,262
Lippo Malls Indonesia Retail Trust	354,146	140,811
Oversea-Chinese Banking	33,000	246,188
SembCorp Industries	62,000	276,504
SembCorp Marine	20,000	77,226
Singapore Exchange	16,000	88,277
Singapore Press Holdings	81,000	268,273
Singapore Technologies Engineering	31,000	89,457
Singapore Telecommunications	42,000	110,871
United Overseas Bank	15,000	224,668
Yoma Strategic Holdings	376,000	163,371

		3,544,928

SOUTH AFRICA — 0.9%
Anglo American Platinum	2,650	123,168
AngloGold Ashanti ADR	16,900	574,262
Assore	1,890	78,036
Exxaro Resources	9,910	198,299
FirstRand	28,878	95,853
Gold Fields	23,690	292,483
Gold Fields ADR	17,173	214,834
Group	43,351	781,659
Group ADR	26,500	484,155
Impala Platinum Holdings	14,239	256,184
Life Healthcare Group Holdings	49,588	187,528

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA (continued)
MMI Holdings	69,084	$167,080
Mondi	7,407	80,130
Remgro	13,860	237,377
Sanlam	93,026	415,528
Sasol	7,560	322,606
Spar Group	6,628	93,068
Truworths International	12,840	139,793
Woolworths Holdings	11,779	88,845

		4,830,888

SOUTH KOREA — 1.5%
AMOREPACIFIC Group	538	231,854
Busan City Gas	1,930	38,933
Daewoo International	5,210	200,164
Daewoo Shipbuilding & Marine Engineering	6,150	131,955
Daou Technology	10,070	143,119
E1	449	25,566
Husteel	1,830	45,977
Hyundai Heavy Industries	730	153,283
Hyundai Motor	6,602	1,359,022
Hyundai Motor GDR	2,972	91,538
Hyundai Wia	1,896	306,844
KB Financial Group	7,439	253,060
KB Financial Group ADR	16,455	560,293
Kia Motors	2,350	130,579
KISCO	670	18,092
Kolao Holdings	5,200	92,976
KT ADR	27,600	467,820
Kyungnam Energy	5,480	21,330
LG Display *	1,310	38,918
LG Display ADR *	14,541	215,788
LG Household & Health Care	260	152,815
Meritz Finance Group *	23,840	79,131
Samsung Electronics	1,866	2,241,390
Samsung Electronics GDR	1,502	905,706
SBS Contents Hub	4,234	63,475
SeAH Holdings	100	8,619
Shinhan Financial Group ADR	7,378	252,475
SK Telecom ADR	10,600	165,678
Woori Finance Holdings ADR	288	8,130

		8,404,530

SPAIN — 0.9%
Abertis Infraestructuras	9,850	148,353
Amadeus IT Holding, Cl A	4,163	103,061

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

SPAIN (continued)
Banco Bilbao Vizcaya Argentaria	13,275	$110,757
Banco Popular Espanol	46,870	73,082
Banco Santander	20,803	156,093
CaixaBank	38,410	145,372
Enagas	8,971	178,369
Ferrovial	7,696	108,729
Grifols *	5,401	187,332
Iberdrola	26,409	136,577
Inditex	14,912	1,902,656
Mapfre	42,373	117,422
Red Electrica	3,994	187,270
Repsol	5,279	105,509
Telefonica	41,114	541,422
Viscofan	9,671	468,057
Zardoya Otis	7,474	92,417

		4,762,478

SWEDEN — 0.7%
Alfa Laval	4,698	81,595
Atlas Copco, Cl A	8,044	197,798
Axis Communications	8,929	208,656
Boliden	6,278	109,699
Elekta, Cl B	20,083	286,126
Hennes & Mauritz, Cl B	12,391	419,391
Holmen, Cl B	3,042	89,661
Investment Kinnevik, Cl B	8,321	158,946
Investor, Cl B	8,010	176,674
Millicom International Cellular	875	75,589
Scania, Cl B	4,837	92,104
Securitas, Cl B	10,349	75,266
Skandinaviska Enskilda Banken, Cl A	12,559	104,139
Skanska, Cl B	6,356	99,371
SKF, Cl B	4,224	95,205
Svenska Handelsbanken, Cl A	2,676	91,663
Swedbank, Cl A	22,000	407,966
Swedish Match	3,588	122,252
Tele2, Cl B	5,370	89,623
Telefonaktiebolaget LM Ericsson, Cl B	47,365	416,316
TeliaSonera	36,994	243,563
Trelleborg, Cl B	33,100	360,048

		4,001,651

SWITZERLAND — 3.0%
Adecco	25,200	1,218,735
Credit Suisse Group	72,500	1,680,742

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
Givaudan	330	$330,248
Kuehne + Nagel International	9,900	1,155,514
Nestle	54,622	3,466,295
Novartis	4,199	252,715
Roche Holding	14,334	2,756,598
Schindler Holding	2,558	337,020
SGS	248	525,133
Sonova Holding	856	86,078
Straumann Holding	636	78,467
Swatch Group	436	180,430
Swiss Life Holding	3,000	377,537
Swiss Re	11,900	822,254
Swisscom	429	178,224
Syngenta	1,459	569,939
TE Connectivity	44,500	1,432,010
UBS	28,600	428,708
Zurich Insurance Group	2,400	591,431

		16,468,078

TAIWAN — 0.4%
Advanced Semiconductor Engineering ADR	20,867	79,295
Far EasTone Telecommunications	40,000	92,289
Hon Hai Precision Industry GDR	52,821	320,360
MediaTek	12,000	133,299
Silicon Motion Technology ADR *	6,682	91,476
Siliconware Precision Industries ADR	32,799	157,435
Taiwan Semiconductor Manufacturing ADR	74,722	1,188,080

		2,062,234

THAILAND — 1.0%
Advanced Info Service	86,000	554,160
Bangchak Petroleum	496,900	425,567
Bangkok Bank	119,900	702,822
Charoen Pokphand Foods	65,700	75,561
CP ALL PLC	287,900	373,378
Home Product Center	508,200	189,021
Kasikornbank	50,800	296,679
Krungthai Card *	53,500	47,565
Land and Houses	1,398,500	392,401
PTT	28,800	298,806
PTT Exploration & Production	53,200	288,130
Siam Cement	18,100	245,664
Siam Commercial Bank	57,500	302,039
Thai Tap Water Supply	1,262,400	325,382

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
Thanachart Capital	548,400	$662,016
Total Access Communication	67,800	191,897

		5,371,088

TURKEY — 0.6%
Akfen Holding *	11,274	57,109
Coca-Cola Icecek	10,510	204,044
Enka Insaat ve Sanayi	55,280	146,797
Ford Otomotiv Sanayi	12,100	124,206
KOC Holding	46,300	217,487
Koza Altin Isletmeleri	7,771	169,076
TAV Havalimanlari Holding	32,320	160,473
Tekfen Holding	10,398	37,589
Tofas Turk Otomobil Fabrikasi	10,532	58,756
Torunlar Gayrimenkul Yatirim Ortakligi	40,991	64,945
Tupras Turkiye Petrol Rafinerileri	8,400	205,255
Turk Telekomunikasyon	54,800	214,003
Turkcell Iletisim Hizmetleri *	63,910	390,413
Turkcell Iletisim Hizmetleri ADR *	16,770	254,736
Turkiye Halk Bankasi	55,050	485,239
Turkiye Is Bankasi, Cl C	83,425	283,901
Turkiye Sise ve Cam Fabrikalari	93,530	136,708

		3,210,737

UNITED KINGDOM — 3.6%
Admiral Group PLC	9,284	166,002
ARM Holdings PLC	51,097	548,348
ASOS *	5,249	191,013
AstraZeneca	30,010	1,393,545
Aveva Group PLC	11,707	375,957
AZ Electronic Materials	16,106	92,139
Babcock International Group	18,195	287,165
BAE Systems PLC	19,531	98,400
Barratt Developments PLC *	67,343	206,049
BG Group	15,911	294,639
Booker Group PLC	118,507	196,023
BP PLC	13,031	93,221
British American Tobacco	1,634	80,939
British Sky Broadcasting Group PLC	114,034	1,304,728
Burberry Group PLC	27,052	509,023
Catlin Group	23,700	180,216
Centrica PLC	70,933	370,994
Cobham PLC	34,964	121,311
Compass Group PLC	16,923	185,706

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Delphi Automotive PLC *	20,300	$638,232
Diageo	22,281	636,785
Domino’s Pizza Group PLC	48,963	399,419
Experian	5,444	94,003
Fenner PLC	24,025	139,923
Ferrexpo PLC	42,486	143,226
Filtrona PLC	21,853	202,072
GlaxoSmithKline PLC	3,760	84,129
Great Portland Estates PLC	50,694	382,534
HSBC Holdings	8,556	84,059
Imagination Technologies Group PLC *	207,310	1,527,551
Imperial Tobacco Group PLC	2,067	78,054
Intertek Group	9,496	431,992
J Sainsbury	33,298	190,544
Johnson Matthey	3,143	114,070
Lancashire Holdings	27,494	382,903
Melrose PLC	49,344	191,907
National Grid PLC	27,818	317,159
Pearson	33,507	673,200
Provident Financial PLC	4,258	94,276
Randgold Resources	970	115,836
Reckitt Benckiser Group PLC	4,248	257,072
Rexam	16,187	116,687
Rightmove PLC	7,163	186,222
Rio Tinto	4,575	270,414
Rolls-Royce Holdings PLC	96,940	1,336,764
Rotork PLC	8,275	304,202
RPC Group PLC	26,138	178,592
RSA Insurance Group	51,010	92,443
Sage Group	23,080	115,722
Serco Group PLC	20,359	186,121
Spectris PLC	10,210	284,714
SSE	15,362	358,968
Standard Chartered PLC	3,370	79,591
Subsea 7	12,583	276,101
Telecity Group PLC	19,293	280,676
Tullow Oil PLC	13,607	308,297
United Utilities Group PLC	8,651	94,514
Victrex PLC	6,117	140,667
Vodafone Group PLC	343,876	933,677
Whitbread PLC	3,366	127,650
WM Morrison Supermarkets	115,828	500,756

		20,047,142

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES — 46.4%
Consumer Discretionary — 7.3%
Advance Auto Parts	3,500	$248,290
AH Belo, Cl A	9,400	47,000
Amazon.com *	300	69,846
Amcon Distributing	602	37,914
American Greetings, Cl A	14,900	255,833
ANN *	3,156	110,965
Autoliv	2,805	161,568
AutoZone *	3,608	1,353,000
Ballantyne Strong *	10,200	41,106
Bassett Furniture Industries	14,900	170,903
Bed Bath & Beyond *	1,500	86,520
Belo, Cl A	61,072	456,818
Big 5 Sporting Goods	11,000	98,230
BJ’s Restaurants *	6,700	221,435
Bob Evans Farms	2,317	88,208
BorgWarner *	5,850	385,047
Brands	5,400	258,606
CarMax *	4,400	148,500
Carriage Services, Cl A	20,500	217,915
Carrols Restaurant Group *	24,400	156,648
Chipotle Mexican Grill, Cl A *	1,486	378,232
Comcast, Cl A	22,794	855,003
Cracker Barrel Old Country Store	1,606	102,222
Crocs *	28,300	356,580
CSS Industries	3,000	60,300
Dana Holding	6,548	86,172
Destination Maternity	9,900	187,704
DeVry	23,500	617,110
DIRECTV *	10,000	511,100
Discovery Communications, Cl A *	6,000	354,120
Dollar General *	13,500	656,370
Dollar Tree *	11,150	444,551
Einstein Noah Restaurant Group	8,300	128,069
Entercom Communications, Cl A *	8,700	56,637
Family Dollar Stores	4,200	277,032
Fiesta Restaurant Group *	13,100	173,182
Finish Line, Cl A	4,178	86,923
Flexsteel Industries	3,000	60,390
Ford Motor	8,000	89,280
Fred’s, Cl A	6,600	89,430
Gannett	30,500	515,450
General Motors *	3,500	89,250
Genuine Parts	4,500	281,610

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Group 1 Automotive	1,563	$96,922
H&R Block	39,200	693,840
Harley-Davidson	5,500	257,180
Harman International Industries	24,182	1,013,951
Harte-Hanks	14,200	79,094
Hasbro	9,405	338,486
Helen of Troy *	2,688	81,231
Home Depot	22,407	1,375,342
Interpublic Group of	41,000	414,100
Isle of Capri Casinos *	23,600	143,488
Jamba *	86,600	189,654
Kohl’s	8,400	447,552
Las Vegas Sands	19,200	891,648
Lear	9,000	383,400
Lennar, Cl A	41,750	1,564,373
Libbey *	6,135	110,123
Liberty Interactive, Cl A *	83,100	1,662,000
Lifetime Brands	11,500	127,650
LIN TV, Cl A *	22,000	123,420
Mattel	10,500	386,190
McDonald’s	10,399	902,633
McGraw-Hill	12,900	713,112
Meredith	3,097	103,657
Nautilus *	14,900	41,869
New York Times, Cl A *	70,000	572,600
Newell Rubbermaid	19,600	404,544
NIKE, Cl B	9,495	867,653
Nordstrom	6,600	374,682
OfficeMax	15,800	116,130
O’Reilly Automotive *	5,799	496,858
Perry Ellis International *	9,151	188,877
PetMed Express	10,800	117,720
PetSmart	4,800	318,672
Pier 1 Imports	10,392	211,997
Ralph Lauren, Cl A	7,955	1,222,604
ReachLocal *	15,291	188,691
Rent-A-Center, Cl A	2,616	87,191
RG Barry	17,502	266,730
Rick’s Cabaret International *	6,900	56,649
Ross Stores	9,480	577,806
Scholastic	8,500	280,415
Scientific Games, Cl A *	17,552	144,453
Scripps Networks Interactive, Cl A	1,500	91,080

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Shiloh Industries	4,100	$46,658
Shutterstock *	400	9,500
Sinclair Broadcast Group, Cl A	30,400	383,040
Stage Stores	7,500	183,750
Standard Motor Products	6,700	125,826
Staples	38,000	437,570
Starbucks	54,423	2,498,016
Starwood Hotels & Resorts Worldwide	12,865	667,050
Steiner Leisure *	3,758	165,051
Steven Madden *	4,400	188,848
Target	1,400	89,250
Tesla Motors *	7,500	210,975
Time Warner	2,300	99,935
Time Warner Cable	1,000	99,110
TJX	52,991	2,206,015
Town Sports International Holdings *	14,375	181,125
TravelCenters of America *	26,620	129,373
TRW Automotive Holdings *	8,100	376,731
Universal Electronics *	8,600	147,576
Valuevision Media, Cl A *	43,200	97,200
Vitacost.com *	28,552	182,733
VOXX International, Cl A *	7,200	44,784
Warnaco Group *	3,544	250,135
Weight Watchers International	19,000	954,750
Wolverine World Wide	2,795	117,027
Yum! Brands	7,621	534,308

		40,223,672

Consumer Staples — 2.7%
Altria Group	2,600	82,680
Brown-Forman, Cl B	5,500	352,330
Bunge	3,100	220,193
Church & Dwight	5,500	279,180
Clorox	3,850	278,355
Coca-Cola	31,039	1,154,030
Colgate-Palmolive	800	83,968
Costco Wholesale	5,400	531,522
Darling International *	10,625	175,631
Female Health	18,700	130,900
General Mills	11,400	456,912
Hershey	3,850	265,072
Hormel Foods	8,400	248,052
Ingles Markets, Cl A	4,500	72,900

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Ingredion	7,700	$473,242
Inventure Foods *	27,500	163,900
JM Smucker	2,200	188,408
John B Sanfilippo & Son *	6,800	114,376
Kimberly-Clark	1,000	83,450
Kraft Foods Group *	700	31,836
Kroger	23,000	580,060
McCormick	6,530	402,379
Mead Johnson Nutrition, Cl A	4,662	287,459
Molson Coors Brewing, Cl B	10,100	435,714
Mondelez International, Cl A	2,100	55,734
Nash Finch	3,200	61,536
Nature’s Sunshine Products	7,100	122,049
Omega Protein *	8,400	54,684
PepsiCo	1,300	90,012
Pepsi-Cola Products Philippines *	752,000	98,575
Philip Morris International	900	79,704
Post Holdings *	2,967	93,609
Pricesmart	12,333	1,023,515
Procter & Gamble	17,830	1,234,549
Smart Balance *	4,000	47,600
Spartan Stores	11,600	166,576
Sysco	8,400	260,988
TreeHouse Foods *	3,807	203,865
United Natural Foods *	8,200	436,568
Walgreen	20,800	732,784
Wal-Mart Stores	18,155	1,361,988
WhiteWave Foods, Cl A *	1,000	16,470
Whole Foods Market	14,490	1,372,638

		14,605,993

Energy — 3.1%
Abraxas Petroleum *	42,700	88,389
Adams Resources & Energy	1,800	54,756
Anadarko Petroleum	1,600	110,096
Basic Energy Services *	11,400	118,446
Bolt Technology	12,300	177,120
Cabot Oil & Gas	25,900	1,216,782
Callon Petroleum *	31,900	182,468
Cameron International *	4,900	248,136
Carrizo Oil & Gas *	6,400	171,648
Chevron	15,400	1,697,234
ConocoPhillips	15,360	888,576

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Continental Resources *	2,300	$165,278
Denbury Resources *	11,500	176,295
Energen	3,700	172,605
Energy XXI Bermuda	6,095	201,745
Eurasia Drilling GDR	10,601	366,795
Evolution Petroleum *	18,200	149,240
Exxon Mobil	12,812	1,168,070
FMC Technologies *	10,200	417,180
Forum Energy Technologies *	4,063	90,646
Geospace Technologies *	3,524	228,108
Goodrich Petroleum *	14,642	180,536
Gulfport Energy *	3,200	106,176
Halliburton	11,900	384,251
Hess	8,900	465,114
Hornbeck Offshore Services *	4,845	167,831
Kinder Morgan	3,000	104,130
Lufkin Industries	10,549	527,555
Marathon Oil	11,600	348,696
Marathon Petroleum	7,600	417,468
Matrix Service *	10,700	112,243
Mitcham Industries *	11,200	151,760
Murphy Oil	5,400	324,000
Natural Gas Services Group *	9,100	144,326
Occidental Petroleum	9,370	739,855
PDC Energy *	7,394	223,816
REX American Resources *	7,200	126,792
Rex Energy *	8,730	115,585
RigNet *	8,700	161,559
Sanchez Energy *	5,200	93,912
Schlumberger	33,011	2,295,255
Spectra Energy	9,200	265,604
StealthGas *	16,200	110,160
Swift Energy *	9,312	155,604
TonenGeneral Sekiyu	19,000	172,316
Transocean	15,400	703,626
Triangle Petroleum *	28,800	184,032
Vaalco Energy *	18,700	152,779
Warren Resources *	45,200	128,820
Whiting Petroleum *	5,300	222,706

		17,376,120

Financials — 7.3%
Acadia Realty Trust	8,951	229,862
ACE	900	70,785

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Alexandria Real Estate Equities	2,889	$203,472
Alleghany *	300	104,280
American Campus Communities	3,650	165,382
American Capital Agency	2,900	95,758
American Equity Investment Life Holding	8,305	95,591
American Express	1,400	78,358
American International Group *	38,900	1,358,777
American Tower, Cl A	1,300	97,877
Ameriprise Financial	8,000	466,960
Annaly Capital Management	14,200	229,188
Aon	1,300	70,135
Apollo Commercial Real Estate Finance	6,600	111,606
Apollo Investment Corporation *	43,900	349,005
Arch Capital Group *	8,700	384,105
Ares Capital	11,008	192,200
Assurant	5,100	192,831
AvalonBay Communities	700	94,892
Axis Capital Holdings	2,000	72,440
Bank of America	99,600	928,272
Bank of Commerce Holdings	13,200	60,456
Banner	11,264	326,543
Bar Harbor Bankshares	3,116	110,493
Berkshire Hathaway, Cl B *	1,100	94,985
BofI Holding *	7,800	219,336
Boston Properties	900	95,670
Brookfield Office Properties	4,900	75,456
C&F Financial	1,800	70,650
Calamos Asset Management, Cl A	12,100	130,680
Camden Property Trust	1,423	93,391
Capital One Financial	52,300	3,146,891
CapLease	29,900	153,387
CBRE Group, Cl A *	90,870	1,637,478
Center Bancorp	7,600	86,564
Chubb	5,400	415,692
Cincinnati Financial	10,100	402,384
CIT Group *	7,800	290,316
Citigroup	38,238	1,429,719
Citizens & Northern	4,200	77,994
City Holding	4,297	150,911
CME Group, Cl A	1,600	89,488
CNO Financial Group	33,086	316,964
CoBiz Financial	17,800	126,914

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Colonial Properties Trust	7,436	$160,841
Columbia Banking System	10,716	189,780
Coresite Realty	6,185	140,585
Crawford, Cl B	13,600	74,936
CubeSmart	14,393	188,836
Digital Realty Trust	1,500	92,145
Dime Community Bancshares	16,800	243,600
Discover Financial Services	2,400	98,400
Eaton Vance	6,500	182,910
Enterprise Financial Services	8,571	119,994
Equity Residential	1,300	74,633
Everest Re Group	1,000	111,050
Federal Agricultural Mortgage, Cl C	2,200	61,974
Federal Realty Investment Trust .	900	97,047
Fidelity National Financial, Cl A	4,100	87,781
Fifth Third Bancorp	42,700	620,431
Financial Institutions	10,200	194,208
First Bancorp	4,900	80,752
First Community Bancshares	17,800	266,644
First Connecticut Bancorp	11,100	151,959
First Defiance Financial	10,500	185,850
First Financial	4,000	122,360
First Financial Holdings	22,107	311,709
First Pactrust Bancorp	20,048	235,765
First Potomac Realty Trust	8,479	100,985
First Republic Bank	9,692	332,920
Flushing Financial	5,800	90,190
Gain Capital Holdings	12,900	59,340
Goldman Sachs Group	5,630	689,056
Greenhill	5,300	252,916
HCP	2,100	93,030
Health Care REIT	1,500	89,145
Heartland Financial USA	2,080	59,696
Heritage Commerce *	23,502	154,878
Homeowners Choice	18,700	415,140
HomeStreet *	4,948	221,571
Horizon Bancorp	3,300	95,700
Iberiabank	3,975	197,915
ICG Group *	26,397	276,641
Independence Holding	8,200	71,668
IntercontinentalExchange *	2,700	353,700
Janus Capital Group	11,013	93,610
JPMorgan Chase	40,100	1,671,368

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Kansas City Life Insurance	2,000	$72,680
KeyCorp	35,000	294,700
Kilroy Realty	3,592	159,521
KKR Financial Holdings	94,300	962,803
Lakeland Bancorp	8,500	84,405
Liberty Property Trust	2,400	84,288
Lincoln National	16,300	404,077
Loews	1,700	71,876
M&T Bank	3,200	333,120
MarketAxess Holdings	4,200	131,208
Marlin Business Services	3,700	83,583
Marsh & McLennan	14,200	483,226
Meadowbrook Insurance Group	28,900	162,418
Medallion Financial	15,700	196,407
Medley Capital	13,100	188,640
Mercantile Bank	9,905	163,730
Merchants Bancshares	3,200	93,696
MidWestOne Financial Group	2,700	54,540
National Financial Partners *	10,317	189,317
National Penn Bancshares	19,883	177,555
New York Community Bancorp	16,100	223,146
New York Mortgage Trust	14,600	100,010
Northern Trust	15,300	731,034
NorthStar Realty Finance	27,740	182,252
OceanFirst Financial	15,000	209,100
OmniAmerican Bancorp *	7,886	180,511
One Liberty Properties	5,200	98,228
Oriental Financial Group	15,100	177,878
Pacific Premier Bancorp *	6,900	77,418
Parkway Properties	15,300	210,681
PartnerRe	6,100	494,100
Plum Creek Timber	2,000	87,800
Preferred Bank *	10,809	153,596
Primerica *	3,899	110,186
Progressive	3,200	71,360
Prospect Capital	8,460	100,166
Protective Life	6,636	181,163
Provident Financial Holdings	4,822	71,221
Public Storage	600	83,178
Pzena Investment Management, Cl A	17,400	98,136
Rayonier	1,900	93,119
Realty Income	2,250	88,357
RenaissanceRe Holdings	1,100	89,496

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Republic Bancorp, Cl A	2,600	$56,212
Resource Capital	15,100	88,486
Sabra Health Care REIT	9,488	210,823
Safeguard Scientifics *	5,851	92,738
Simon Property Group	500	76,105
SLM	5,700	100,206
Southside Bancshares	8,100	165,321
State Bank Financial	12,909	195,830
State Street	6,400	285,248
Strategic Hotels & Resorts *	27,708	152,117
Suffolk Bancorp *	4,300	64,586
Summit Hotel Properties	14,300	118,118
Sun Communities	3,950	165,821
SunTrust Banks	11,700	318,240
SVB Financial Group *	12,548	710,091
Teche Holding	2,400	96,192
Torchmark	1,400	70,826
Travelers	1,700	120,598
Tree.com *	11,900	171,955
UDR	3,700	89,799
Union First Market Bankshares	9,700	152,290
United Community Banks *	10,126	88,096
Universal Insurance Holdings	20,000	79,000
Univest Corp of Pennsylvania	10,900	184,428
Ventas	1,400	88,578
Washington Banking	14,889	203,533
Washington Trust Bancorp	3,800	102,562
Wells Fargo	38,958	1,312,495
West Bancorporation	6,602	72,028
White River Capital	2,800	62,440
Whitestone REIT, Cl B	7,600	102,372
Willis Group Holdings	30,523	1,027,709
Wilshire Bancorp *	31,223	203,262
Wintrust Financial	6,613	244,350
WR Berkley	2,400	93,336

		40,277,514

Health Care — 6.6%
ABIOMED *	4,000	79,280
Addus HomeCare *	9,000	48,870
Aetna	12,200	533,140
Alexion Pharmaceuticals *	18,720	1,691,914
Alkermes *	4,488	83,163
Almost Family *	4,100	84,993

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
AmerisourceBergen, Cl A	8,000	$315,520
Amgen	10,680	924,301
AMN Healthcare Services *	29,000	287,680
Antares Pharma *	37,700	143,637
AVEO Pharmaceuticals *	3,369	25,705
Baxter International	9,600	601,248
Becton Dickinson and	4,384	331,781
Biogen Idec *	11,614	1,605,287
Boston Scientific *	121,000	621,940
Bristol-Myers Squibb	21,300	708,225
Capital Senior Living *	17,411	279,969
CareFusion *	20,300	539,168
Catamaran *	32,820	1,547,791
Celgene *	6,200	454,584
Cepheid *	5,300	160,643
Cerner *	5,200	396,188
Charles River Laboratories International *	9,200	343,344
Cigna	7,600	387,600
Corcept Therapeutics *	32,739	81,848
CR Bard	3,892	374,372
CryoLife	10,000	61,900
Cumberland Pharmaceuticals *	9,900	58,113
Cynosure, Cl A *	9,700	255,498
DexCom *	24,300	318,330
Discovery Laboratories *	45,800	110,378
Dusa Pharmaceuticals *	37,935	260,234
Edwards Lifesciences *	4,786	415,569
Eli Lilly	12,700	617,601
Emergent Biosolutions *	3,876	51,512
Endo Health Solutions *	10,900	312,394
Endologix *	24,400	328,424
EnteroMedics *	40,400	121,604
Five Star Quality Care *	46,700	245,642
Fluidigm *	9,300	140,337
Fonar *	18,400	93,288
Forest Laboratories *	20,100	677,571
GenMark Diagnostics *	22,019	187,602
Gilead Sciences *	12,932	868,513
Greatbatch *	7,400	162,652
HealthStream *	8,700	222,198
HeartWare International *	1,037	87,087
Henry Schein *	3,280	241,998

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Hi-Tech Pharmacal *	4,100	$128,535
Hospira *	30,800	945,252
Illumina *	19,700	935,947
Immunogen *	6,700	74,236
Impax Laboratories *	11,300	239,899
Incyte *	7,900	126,084
Intuitive Surgical *	5,001	2,711,642
Invacare	4,500	61,425
Ironwood Pharmaceuticals, Cl A *	10,900	126,767
Johnson & Johnson	15,587	1,103,871
LHC Group *	5,100	89,352
MAP Pharmaceuticals *	8,200	126,444
Medtronic	35,100	1,459,458
Merck	29,780	1,358,861
Merge Healthcare *	78,000	265,980
Metropolitan Health Networks *	24,800	271,064
Orthofix International *	5,573	221,025
Perrigo	10,685	1,228,882
Pfizer	3,800	94,506
PharMerica *	11,900	145,418
PhotoMedex *	6,510	86,648
Puma Biotechnology *	2,239	46,123
Questcor Pharmaceuticals	8,737	222,619
Repligen *	31,000	158,100
Salix Pharmaceuticals *	6,300	245,952
Santarus *	25,800	235,554
Sciclone Pharmaceuticals *	23,700	130,587
Select Medical Holdings *	32,500	344,175
Spectranetics *	22,931	333,875
St. Jude Medical	8,600	329,036
Streamline Health Solutions *	23,700	135,564
Sunesis Pharmaceuticals *	21,100	90,941
SurModics *	10,600	190,588
Synergetics USA *	35,600	155,928
TearLab *	52,900	226,941
Theravance *	5,000	112,550
United Therapeutics *	7,300	333,391
US Physical Therapy	8,700	232,290
Varian Medical Systems *	8,900	594,164
Vascular Solutions *	12,500	188,375
ViroPharma *	7,244	182,911
Volcano *	10,600	303,372
Waters *	3,100	253,611

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Watson Pharmaceuticals *	3,600	$309,420
WellCare Health Plans *	5,043	240,047
Zimmer Holdings	8,000	513,680

		36,401,726

Industrials — 5.2%
Aceto	65,838	659,697
ADT	2,317	96,179
AGCO *	9,600	436,896
Alamo Group	4,600	154,100
Amerco	817	94,396
AMETEK	3,600	127,980
Argan	9,500	169,005
Asset Acceptance Capital *	11,000	70,180
Asta Funding	5,900	55,342
Astronics *	6,400	148,544
Astronics, Cl B *	960	21,936
Avery Dennison	5,700	184,566
Barrett Business Services	8,357	249,289
Beacon Roofing Supply *	5,266	170,302
Cascade	4,500	292,455
Caterpillar	18,340	1,555,415
Ceco Environmental	18,897	167,238
Celadon Group	11,200	191,520
CH Robinson Worldwide	5,900	355,947
Chart Industries *	3,900	276,081
Chicago Bridge & Iron	10,000	375,500
Cintas	2,000	83,620
Coleman Cable	9,400	89,206
Columbus McKinnon *	11,100	166,167
Commercial Vehicle Group *	8,700	66,033
Con-way	14,200	413,362
Cooper Industries	6,600	494,604
Copa Holdings, Cl A	2,193	203,554
CPI Aerostructures *	9,100	100,191
Danaher	1,900	98,287
Deere	5,700	487,008
Delta Air Lines *	12,600	121,338
Dover	3,200	186,304
Dun & Bradstreet	2,200	178,288
DXP Enterprises *	3,500	172,305
EDAC Technologies *	10,700	143,380
Emerson Electric	1,600	77,488
Equifax	1,700	85,068

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Esterline Technologies *	2,745	$158,634
Expeditors International of Washington	7,600	278,236
FedEx	21,400	1,968,586
Flow International *	32,900	109,228
Generac Holdings	3,533	120,122
General Dynamics	1,100	74,888
General Electric	4,700	98,982
Genesee & Wyoming, Cl A *	5,000	362,350
GP Strategies *	12,200	234,850
Greenbrier *	9,000	156,690
Hawaiian Holdings *	32,700	193,911
Hexcel *	15,400	393,624
Hurco *	2,363	54,302
Huron Consulting Group *	2,625	75,731
IHS, Cl A *	700	59,073
John Bean Technologies	8,900	137,238
Kadant *	6,100	148,169
Kansas City Southern	2,800	225,288
Kelly Services, Cl A	6,384	84,844
L-3 Communications Holdings, Cl 3	8,100	597,780
LB Foster, Cl A	5,400	178,254
LMI Aerospace *	9,600	192,768
Lockheed Martin	800	74,936
LS Starrett, Cl A	4,684	53,726
Lydall *	5,500	71,005
Manitex International *	24,200	171,336
Manpower	10,000	379,400
MRC Global *	9,300	227,385
MSC Industrial Direct, Cl A	2,500	186,500
MYR Group *	11,966	253,440
NN *	10,700	88,596
Norfolk Southern	6,200	380,370
Northrop Grumman	1,600	109,904
Northwest Pipe *	3,800	87,324
Oshkosh *	39,000	1,169,220
Owens Corning *	7,000	235,130
Park-Ohio Holdings *	12,817	283,512
Pentair	8,700	367,488
Performant Financial *	18,100	178,647
Pitney Bowes	11,800	169,448
Precision Castparts	7,873	1,362,580

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Quality Distribution *	18,344	$157,759
Quanta Services *	3,100	80,383
Rand Logistics *	19,586	126,917
Raytheon	1,300	73,528
Republic Services, Cl A	2,600	73,710
Rockwell Automation	1,200	85,272
Rockwell Collins	1,300	69,654
Roper Industries	1,930	210,698
Saia *	16,800	379,680
SeaCube Container Leasing	7,500	138,900
SL Industries *	3,400	47,600
Southwest Airlines	49,000	432,180
Sparton *	8,100	109,350
Spirit Airlines *	4,099	71,938
Stanley Black & Decker	5,800	401,940
Stericycle *	3,000	284,280
Sypris Solutions	6,800	42,840
Tetra Tech *	7,150	185,471
Timken	3,830	151,247
Trinity Industries	5,337	166,941
Triumph Group	2,978	194,821
Tyco International	24,400	655,628
UniFirst	3,023	210,310
Union Pacific	600	73,818
United Parcel Service, Cl B	9,078	664,964
United Technologies	2,490	194,618
URS	3,497	117,079
Verisk Analytics, Cl A *	7,700	392,700
Waste Management	7,000	229,180
Werner Enterprises	23,000	532,680
WESCO International *	3,100	201,128
WW Grainger	5,489	1,105,540
XPO Logistics *	10,500	144,165
Xylem	3,000	72,780

		28,851,965

Information Technology — 9.6%
Activision Blizzard	8,500	92,565
Advanced Energy Industries *	9,700	114,557
Akamai Technologies *	15,500	588,845
Amphenol, Cl A	1,500	90,195
Apple	10,932	6,505,633
Aruba Networks *	35,600	646,852
Automatic Data Processing	8,130	469,833

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Avnet *	2,600	$74,490
Black Box	7,300	160,016
BMC Software *	16,250	661,375
Brightcove *	9,000	113,580
Broadcom, Cl A	37,420	1,180,040
CalAmp *	27,433	243,605
Callidus Software *	32,900	152,656
Cavium *	11,100	368,298
Cisco Systems	33,300	570,762
Citrix Systems *	2,200	135,982
Cognex	6,706	244,501
Cognizant Technology Solutions, Cl A *	5,749	383,171
Computer Task Group *	13,000	242,450
Compuware *	19,177	166,073
Cornerstone OnDemand *	6,700	187,533
Corning	30,500	358,375
Cree *	15,800	479,214
CTS	12,800	105,984
Dell	121,600	1,122,368
Demandware *	5,900	175,171
eBay *	31,882	1,539,582
Ebix	6,483	141,265
EchoStar, Cl A *	46,800	1,486,368
EMC *	3,400	83,028
Emulex *	12,692	88,336
ePlus *	5,200	186,004
Euronet Worldwide *	6,929	140,589
Exar *	7,000	59,850
F5 Networks *	13,430	1,107,707
Fairchild Semiconductor International, Cl A *	15,230	179,105
FARO Technologies *	9,800	393,960
Fidelity National Information Services	3,100	101,897
Fiserv *	1,300	97,422
FLIR Systems	4,300	83,549
Fusion-io *	25,605	604,278
Global Payments	4,400	188,100
Google, Cl A *	1,942	1,320,113
Guidance Software *	16,700	203,406
Guidewire Software *	3,700	113,368
Hackett Group *	23,000	89,470

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Harris	7,300	$334,194
Hewlett-Packard	4,400	60,940
IEC Electronics *	13,800	99,636
Infoblox *	9,646	160,220
Integrated Silicon Solution *	9,000	76,950
Intel	77,400	1,673,775
Internap Network Services *	30,600	209,610
International Business Machines	6,390	1,243,047
Intuit	4,000	237,680
IPG Photonics *	2,800	148,624
Itron *	15,495	636,225
Ixia *	11,800	165,318
Jabil Circuit	21,700	376,278
JDA Software Group *	6,041	230,404
Juniper Networks *	5,500	91,135
Key Tronic *	14,100	160,035
Lexmark International, Cl A	20,600	437,956
LinkedIn, Cl A *	10,770	1,151,636
Lionbridge Technologies *	53,400	169,278
LSI *	32,400	221,940
Market Leader *	29,571	201,083
Mastercard, Cl A	100	46,093
Maxim Integrated Products	7,900	217,447
MaxLinear, Cl A *	31,000	176,080
Measurement Specialties *	2,686	87,590
Microsemi *	13,272	254,822
Microsoft	31,000	884,585
MicroStrategy, Cl A *	4,100	387,327
Molex, Cl A	23,500	503,840
Motorola Solutions	14,129	730,187
Netscout Systems *	9,800	242,354
Newport *	5,900	63,838
Nuance Communications *	30,700	683,382
NVIDIA *	35,500	424,935
Oracle	32,550	1,010,677
Palo Alto Networks *	11,740	645,465
Parametric Technology *	12,400	250,232
Paychex	14,050	455,642
PC Connection	14,300	147,147
PDF Solutions *	25,500	337,620
Perceptron	8,689	45,878
Photronics *	30,600	149,634
Plexus *	5,669	152,553

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
PRGX Global *	24,826	$194,139
Procera Networks *	12,600	285,390
Progress Software *	8,495	167,521
Proofpoint *	10,900	143,989
PROS Holdings *	16,261	314,325
QUALCOMM	25,400	1,487,805
Qualys *	14,272	185,251
Red Hat *	1,600	78,672
Rudolph Technologies *	14,000	133,140
Saba Software *	26,240	264,499
SAIC	6,700	73,633
SanDisk *	4,400	183,744
SciQuest *	6,200	94,116
Seagate Technology	10,900	297,788
Splunk *	8,400	235,620
SPS Commerce *	8,300	300,875
support.com *	44,200	205,088
Symmetricom *	17,000	104,550
Synchronoss Technologies *	13,800	282,762
SYNNEX *	6,785	219,766
Synopsys *	2,800	90,160
TeleCommunication Systems, Cl A *	28,100	59,572
Telular	19,000	189,810
Teradata *	8,247	563,353
Tessco Technologies	7,500	156,000
Texas Instruments	48,700	1,367,983
TIBCO Software *	39,290	990,501
TNS *	4,189	59,986
Total System Services	3,900	87,711
Ultimate Software Group *	1,900	192,584
Unisys *	23,000	392,150
United Online	28,700	153,832
Universal Display *	7,800	255,684
VeriSign *	7,300	270,611
Visa, Cl A	500	69,380
VMware, Cl A *	1,661	140,803
Wayside Technology Group	5,374	66,530
Workday, Cl A *	26,330	1,277,005
Xerox	20,100	129,444
Xyratex	8,200	67,814
Yahoo! *	47,000	790,070
Zebra Technologies, Cl A *	10,800	388,044

		52,836,513

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials — 1.7%
Air Products & Chemicals	3,200	$248,096
Airgas	3,600	320,292
Ashland	6,451	458,989
Ball	2,000	85,660
Boise	10,147	85,133
Calgon Carbon *	6,547	81,117
Carpenter Technology	11,000	534,710
Chase	1,600	29,488
Core Molding Technologies *	8,400	58,968
Crown Holdings *	2,400	91,800
Ecolab	2,100	146,160
Ferro *	20,000	52,600
FMC	11,100	594,072
Friedman Industries	5,600	60,088
FutureFuel	16,400	193,356
Handy & Harman *	4,100	60,967
Huntsman	29,700	446,688
International Flavors & Fragrances	3,800	245,556
Kraton Performance Polymers *	8,800	192,016
Landec *	21,500	232,630
LyondellBasell Industries, Cl A	9,778	522,047
Material Sciences *	10,100	88,476
Materion	18,146	380,159
MeadWestvaco	11,310	335,794
Myers Industries	5,000	74,150
Neenah Paper	9,100	235,690
Newmont Mining	6,950	379,123
Noranda Aluminum Holding	11,700	71,721
Olympic Steel	5,600	100,800
OMNOVA Solutions *	25,400	199,136
PPG Industries	1,800	210,744
Praxair	4,000	424,840
Sealed Air	7,800	126,516
Sensient Technologies	6,569	238,980
Sherwin-Williams	4,298	612,809
Sigma-Aldrich	9,400	659,316
Southern Copper	5,723	218,046

		9,096,733

Telecommunication Services — 1.1%
8x8 *	34,700	227,285
AT&T	35,420	1,225,178
CenturyLink	16,710	641,330

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Telecommunication Services (continued)
Crown Castle International *	4,200	$280,350
Frontier Communications	38,400	181,248
inContact *	45,900	264,384
Iridium Communications *	20,600	152,234
Level 3 Communications *	70,750	1,450,375
Verizon Communications	28,980	1,293,667
Vonage Holdings *	102,500	232,675
Windstream	19,200	183,168

		6,131,894

Utilities — 1.8%
Alliant Energy	7,532	336,680
Ameren	9,400	309,072
American Electric Power	6,800	302,192
American Water Works	16,387	602,058
Atmos Energy	4,537	163,196
Black Hills	5,293	189,331
CMS Energy	14,200	345,344
Consolidated Edison	4,300	259,634
Consolidated Water	17,600	138,160
Dominion Resources	9,100	480,298
DTE Energy	7,981	495,620
Duke Energy	11,200	735,728
Edison International	2,000	93,880
Empire District Electric	4,730	102,688
Entergy	3,100	224,998
Exelon	8,800	314,864
Great Plains Energy	5,181	116,261
IDACORP	4,019	179,730
Integrys Energy Group	1,300	70,252
Laclede Group	2,793	116,300
MDU Resources Group	8,500	184,705
NextEra Energy	5,400	378,324
NiSource	18,100	461,007
Northeast Utilities	11,450	449,985
Pepco Holdings	4,700	93,389
PG&E	5,500	233,860
Pinnacle West Capital	1,500	79,455
Portland General Electric	4,042	110,751
PPL	3,100	91,698
Public Service Enterprise Group	3,900	124,956
SCANA	9,900	485,892
Sempra Energy	3,400	237,150
Southern	11,500	538,660

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Utilities (continued)
Wisconsin Energy	10,500	$403,935
Xcel Energy	24,400	689,300

		10,139,353

		255,941,483

Total Common Stock (Cost $499,699,987)		507,496,508

REGISTERED INVESTMENT COMPANIES — 4.5%
CLOSED-END FUND — 0.1%
India Fund	31,973	727,386

EXCHANGE TRADED FUNDS — 1.0%
iShares MSCI ACWI Index Fund	10,050	466,822
iShares MSCI Taiwan Index Fund	242,900	3,060,540
SPDR Gold Trust	9,080	1,515,089
Vanguard MSCI Emerging Markets Fund	8,413	349,055

		5,391,506

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	1,419,793	18,883,244

Total Registered Investment Companies (Cost $23,912,770)		25,002,136

PREFERRED STOCK — 0.2%
BRAZIL — 0.2%
Banco Bradesco	20,197	318,212
Centrais Eletricas Brasileiras	18,000	143,128
Cia de Bebidas das Americas	3,800	155,289
Metalurgica Gerdau, Cl A	14,100	158,005
Usinas Siderurgicas de Minas Gerais	18,500	89,355

		863,989

GERMANY — 0.0%
Henkel & KGaA	1,210	96,625
Volkswagen	562	116,258

		212,883

Total Preferred Stock (Cost $1,103,638)		1,076,872

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2012

SHORT-TERM INVESTMENT — 3.0%
	Shares	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $16,563,408)	16,563,408	$16,563,408

Total Investments — 99.8% (Cost $541,279,803)		$550,138,924

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
12/19/12-4/3/13	CHF	1,489,400	USD	1,567,776	$(33,210)
2/8/13	EUR	1,522,400	USD	1,918,239	(57,057)
6/19/13	JPY	146,000,000	USD	1,880,232	46,628

					$(43,639)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Citigroup	$(3,209,139)	$3,223,546	$14,407
State Street	(2,200,747)	2,142,701	(58,046)

			$(43,639)

For the period ended October 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $551,125,721.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	The rate reported is the 7-day effective yield as of October 31, 2012.

ACWI — All Country World Index

ADR — American Depositary Receipt

CHF— Swiss Franc

Cl — Class

EUR— Euro

GDR — Global Depositary Receipt

JPY— Japanese Yen

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

The following is a list of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$507,496,508	$—	$—	$507,496,508
Registered Investment Companies	25,002,136	—	—	25,002,136
Preferred Stock	1,076,872	—	—	1,076,872
Short-Term Investment	16,563,408	—	—	16,563,408

Total Investments in Securities	$550,138,924	$—	$—	$550,138,924

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*	$—	$(43,639)	$—	$(43,639)

Total Other Financial Instruments	$—	$(43,639)	$—	$(43,639)

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended October 31, 2012, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2012

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 74.4%
	Shares	Value

OPEN-END FUNDS — 74.4%
Allianz Convertibles Mutual Fund, Cl I	538,040	$14,914,456
Artio Global High Yield Fund, Cl I	3,069,943	30,208,244
Franklin Convertibles Securities Fund	1,015,350	15,169,333
PIMCO Emerging Local Bond Fund, Cl I	2,803,781	30,449,066

Total Registered Investment Companies (Cost $89,766,284)		90,741,099

COMMON STOCK — 23.9%
ENERGY — 22.4%
American Midstream Partners LP (B)	22,398	428,474
Boardwalk Pipeline Partners LP (B)	64,227	1,712,934
Buckeye Partners LP (B)	30,353	1,469,692
Compressco Partners LP (B)	23,404	386,166
Crosstex Energy LP (B)	30,175	467,411
Enbridge Energy Management *	62,300	1,953,728
Energy Transfer Equity LP (B)	22,937	1,009,457
Energy Transfer Partners LP (B)	45,402	1,943,206
Exterran Partners LP (B)	61,862	1,390,658
Global Partners LP (B)	62,406	1,701,187
Holly Energy Partners LP (B)	25,576	1,690,574
Inergy Midstream LP (B)	81,380	1,876,623
Martin Midstream Partners LP (B)	43,805	1,563,400
NuStar Energy LP (B)	38,346	1,807,630
Plains All American Pipeline LP (B)	20,037	909,279
Regency Energy Partners LP (B)	73,564	1,696,386
Seadrill Partners LLC *	1,267	30,471
Summit Midstream Partners LP (B) *	39,283	793,517
Targa Resources Partners LP (B)	12,428	520,485

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
TC Pipelines LP (B)	28,423	$1,250,612
Teekay LNG Partners LP (B)	46,787	1,706,322
Transmontaigne Partners LP (B)	27,543	979,429

		27,287,641

MATERIALS — 0.9%
Hi-Crush Partners LP (B)	51,329	1,052,244

UTILITIES — 0.6%
AmeriGas Partners LP (B)	6,672	298,906
Ferrellgas Partners LP (B)	10,777	194,309
Suburban Propane Partners LP (B)	7,325	314,975

		808,190

Total Common Stock (Cost $29,300,954)		29,148,075

SHORT-TERM INVESTMENT — 1.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A) (Cost $1,476,715)	1,476,715	1,476,715

Total Investments — 99.5% (Cost $120,543,953)		$121,365,889

Percentages are based on net assets of $121,936,248.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2012.
(B)	Security considered a Master Limited Partnership. At October 31, 2012, these securities amounted to $27,163,876 or 22.3% of net assets.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

As of October 31, 2012, all of the Funds investments were Level 1, in accordance with the ASC 820 hierarchy.

For the period ended October 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 72.7%
	Shares	Value

OPEN-END FUNDS — 72.7%
AQR Managed Futures Strategy Fund, Cl I	6,501,705	$61,116,031
AQR Multi-Strategy Alternative Fund, Cl I	10,488,974	102,791,944
AQR Risk Parity Fund, Cl I	2,655,569	31,256,043
PIMCO All Asset All Authority Fund, Cl I	2,840,201	31,923,851

		227,087,869

EXCHANGE TRADED FUND — 0.00%
ETFS Platinum Trust Fund	440	67,958

Total Registered Investment Companies (Cost $228,374,531)		227,155,827

COMMON STOCK — 20.3%
CONSUMER DISCRETIONARY — 3.4%
Aeropostale * (A)	12,720	152,004
American Eagle Outfitters (A)	13,980	291,763
Arctic Cat *	2,000	72,540
Beazer Homes USA * (A)	25,040	412,910
Belo, Cl A (A)	64,100	479,468
Blyth	2,400	54,816
Brown Shoe (A)	24,600	388,188
Buffalo Wild Wings *	1,020	77,469
Carmike Cinemas * (A)	5,100	69,462
Coach	1,930	108,176
Coldwater Creek *	15,447	64,105
Culp	11,400	144,096
EW Scripps, Cl A *	42,400	449,864
Express *	13,510	150,366
Fifth & Pacific *	6,360	69,833
Ford Motor	12,660	141,286
GNC Holdings, Cl A	4,190	162,027
Home Depot	3,800	233,244
HomeAway *	2,320	59,647
Inditex (SPA)	611	77,959
International Game Technology	76,840	986,626
Krispy Kreme Doughnuts *	40,600	301,658
Lamar Advertising, Cl A * (A)	5,920	232,360
Las Vegas Sands (A)	10,900	506,196
Lennar, Cl A	7,490	280,650
Li Ning * (CHN)	47,450	25,164
LIN TV, Cl A *	19,300	108,273
M/I Homes *	1,370	30,483

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY — continued
Michael Kors Holdings *	5,830	$318,843
Movado Group (A)	8,100	256,689
Netflix *	770	60,900
OfficeMax	7,900	58,065
Oxford Industries (A)	4,900	271,852
Parkson Retail Group (CHN)	46,066	38,992
Pier 1 Imports	2,690	54,876
Polaris Industries	650	54,925
PulteGroup *	3,830	66,412
Royal Caribbean Cruises	9,480	319,191
rue21 inc * (A)	5,460	164,401
Shutterfly *	5,170	156,444
Shutterstock *	1,930	45,837
Sinclair Broadcast Group, Cl A (A)	25,600	322,560
Skechers U.S.A., Cl A *	15,300	253,980
Smith & Wesson Holding *	32,100	308,160
SodaStream International * (ISR)	3,000	107,250
Stage Stores	2,700	66,150
Standard Motor Products (A)	6,500	122,070
Standard Pacific *	21,520	148,488
Starbucks	3,560	163,404
Tractor Supply	830	79,879
Under Armour, Cl A *	2,400	125,424
Urban Outfitters *	3,740	133,742
VF	2,940	460,051
Vitamin Shoppe * (A)	1,050	60,102
Yum! Brands	1,650	115,681
Zale *	17,100	122,778

		10,587,779

CONSUMER STAPLES — 1.1%
Anheuser-Busch InBev ADR (BEL)	1,090	91,342
B&G Foods	7,630	230,960
Brown-Forman, Cl B	1,370	87,762
Central Garden and Pet, Cl A *	22,796	256,911
Chiquita Brands International (A)	23,700	170,877
Coca-Cola	3,990	148,348
Costco Wholesale	3,400	334,662
Hillshire Brands	7,670	199,497
Inter Parfums	17,300	315,898
Kroger	12,510	315,502
Medifast *	4,300	109,736
Nash Finch (A)	3,000	57,690
Pantry *	17,300	229,485
PepsiCo	2,090	144,712
Procter & Gamble	1,040	72,010

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

CONSUMER STAPLES (continued)
SunOpta * (A)	20,800	$124,800
Susser Holdings *	410	14,735
USANA Health Sciences *	9,700	418,458

		3,323,385

ENERGY — 1.7%
Alon USA Energy (A)	54,500	715,585
Anadarko Petroleum	5,620	386,712
Arch Coal	6,750	53,730
Bellatrix Exploration * (CAN)	8,540	35,571
Cabot Oil & Gas	4,430	208,121
Cameron International *	2,140	108,370
Cobalt International Energy *	8,970	186,666
Comstock Resources *	3,830	65,570
Concho Resources *	3,470	298,836
Delek US Holdings	5,970	153,728
Enbridge (CAN)	1,860	73,972
EOG Resources	780	90,862
Epsilon Energy * (CAN)	12,620	36,265
Gulfport Energy *	2,500	82,950
Halliburton	3,090	99,776
Hess	4,740	247,712
Kinder Morgan	4,010	139,187
Kodiak Oil & Gas *	63,050	582,582
Lehigh Gas Partners *	15,980	333,023
LinnCo	3,560	138,448
Marathon Oil	6,960	209,218
MarkWest Energy Partners LP (C)	2,460	133,406
Nexen (CAN)	6,140	146,746
Ophir Energy * (UK)	18,853	168,702
Penn Virginia	6,010	27,165
Pioneer Natural Resources	890	94,029
QEP Resources	3,490	101,210
Rex Energy *	3,040	40,250
Schlumberger	3,000	208,590
Seadrill Partners LLC * (NOR)	3,050	73,352
Susser Petroleum Partners *	3,560	87,505
Trioil Resources, Cl A * (CAN)	11,030	32,027
Vaalco Energy * (A)	10,300	84,151

		5,444,017

FINANCIALS — 5.0%
ACE	1,030	81,010
Affiliated Managers Group *	1,230	155,595
Aflac	1,130	56,251
AIA Group (HK)	23,796	94,262

COMMON STOCK — continued
	Shares	Value

FINANCIALS (continued)
American Express	2,520	$141,044
American Safety Insurance Holdings * (A)	6,967	117,464
American Tower, Cl A (A)	2,310	173,920
Ashford Hospitality Trust (A)	8,500	73,015
Banco Latinoamericano de Comercio Exterior, Cl E (PAN)	6,500	146,250
Bank of the Ozarks (A)	5,110	167,301
Banner (A)	6,900	200,031
Berkshire Hills Bancorp	7,400	173,752
Brookline Bancorp	7,000	59,360
Brown & Brown	14,690	375,329
Camden Property Trust (A)	2,180	143,073
Cardinal Financial (A)	12,000	191,640
Cedar Realty Trust (A)	18,200	96,278
Chemical Financial	2,600	61,152
Citizens Republic Bancorp * (A)	8,500	154,190
CoBiz Financial (A)	8,300	59,179
Colony Financial (A)	12,800	256,128
Columbia Banking System	11,500	203,665
Compartamos (MEX)	67,240	90,636
Credicorp (PER)	2,760	356,978
Dime Community Bancshares	12,900	187,050
Duff & Phelps, Cl A (A)	5,800	72,094
Education Realty Trust (A)	21,770	229,238
FelCor Lodging Trust * (A)	12,600	55,440
Fidelity National Financial, Cl A (A)	8,420	180,272
First Financial Holdings	4,500	63,450
First Merchants	16,700	245,657
Forestar Group *	17,100	273,771
Fortegra Financial * (A)	14,770	131,158
Hanmi Financial * (A)	15,300	189,873
Hanover Insurance Group	2,110	76,192
Hersha Hospitality Trust, Cl A	11,060	50,544
Home Loan Servicing Solutions (A)	10,700	207,580
Inversiones La Construccion (CLP)	1,756	31,041
Invesco (A)	8,430	205,018
Meadowbrook Insurance Group (A)	7,700	43,274
Medley Capital	17,900	257,760
MetroCorp Bancshares *	10,039	101,796
Metropolitan Bank & Trust (PHP)	90,780	209,348
Mortgage Investment Trust (A)	28,500	682,575
National Bank Holdings, Cl A	2,590	49,210
National Financial Partners * (A)	40,900	750,515
NorthStar Realty Finance (A)	74,900	492,093
Ocwen Financial * (A)	18,470	712,388

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

FINANCIALS (continued)
OmniAmerican Bancorp *	3,390	$77,597
Parkway Properties (A)	15,800	217,566
PennyMac Mortgage Investment Trust	10,000	254,400
Pinnacle Financial Partners * (A)	8,700	170,085
ProAssurance (A)	3,090	276,246
Provident Financial Holdings	4,400	64,988
Resource Capital	73,600	431,296
Rockville Financial	18,500	245,865
Signature Bank NY *	2,960	210,870
Simon Property Group (A)	2,870	436,843
STAG Industrial	28,600	495,352
State Auto Financial	5,200	83,928
Stewart Information Services	20,500	478,060
Summit Hotel Properties (A)	13,070	107,958
Sun Communities (A)	3,300	138,534
Swedbank, Cl A (SWE)	6,007	111,393
Tetragon Financial Group (UK)	7,210	64,890
Texas Capital Bancshares * (A)	2,590	122,947
THL Credit	19,200	273,984
TICC Capital	42,300	439,074
United Financial Bancorp	5,700	87,609
United Fire Group	6,900	164,013
US Bancorp	3,080	102,287
Walter Investment Management * (A)	6,790	328,161
Wells Fargo	11,940	402,259
Western Asset Mortgage Capital	17,600	377,520
Wilshire Bancorp *	18,000	117,180

		15,405,745

HEALTH CARE — 2.9%
Abbott Laboratories (A) (GER)	4,000	262,080
Achillion Pharmaceuticals *	6,740	63,626
Agilent Technologies	3,520	126,685
Air Methods * (A)	4,600	504,298
Akorn *	4,130	49,601
Alexion Pharmaceuticals *	1,610	145,512
Align Technology *	9,320	247,725
Allergan (A) (GER)	3,310	297,635
Amedisys * (A)	5,600	61,824
AMN Healthcare Services * (A)	10,100	100,192
Amsurg, Cl A * (A)	4,900	139,748
Analogic (A)	4,830	355,778
Ariad Pharmaceuticals *	1,900	40,945

COMMON STOCK — continued
	Shares	Value

HEALTH CARE (continued)
Array BioPharma * (A)	18,500	$76,590
ArthroCare * (A)	7,280	218,982
Biogen Idec *	1,070	147,895
BioScrip * (A)	15,500	142,755
Boston Scientific *	7,220	37,111
Cambrex * (A)	14,700	177,576
Cantel Medical (A)	9,500	247,095
Catamaran * (A)	1,590	74,985
Cerner *	1,000	76,190
Computer Programs & Systems (A)	1,200	58,572
Cooper	770	73,905
Covidien (A)	4,060	223,097
Cubist Pharmaceuticals *	790	33,891
Cynosure, Cl A * (A)	12,600	331,884
Elan ADR * (IRE)	3,260	35,208
Express Scripts Holding * (A)	6,890	424,011
Five Star Quality Care * (A)	31,000	163,060
Gentiva Health Services * (A)	31,700	297,980
Geron * (A)	21,300	28,329
Hanger *	790	20,027
Healthways * (A)	5,600	54,488
Intuitive Surgical *	460	249,421
Invacare (A)	12,800	174,720
Johnson & Johnson	1,290	91,358
Kindred Healthcare *	14,200	139,160
Maxygen (A)	23,900	58,316
McKesson (A)	2,680	250,071
MEDNAX *	730	50,355
Metropolitan Health Networks * (A)	18,760	205,047
Natus Medical * (A)	5,000	56,500
Neurocrine Biosciences *	3,350	24,555
Onyx Pharmaceuticals * (A)	1,150	90,114
Orthofix International *	1,400	55,524
Pfizer	3,650	90,775
PharMerica *	28,300	345,826
PSS World Medical *	3,060	87,577
QLT * (CAN)	5,260	39,555
Sanofi ADR (FRA)	2,100	92,085
Sarepta Therapeutics *	180	3,836
Shire ADR (IRE)	2,310	194,941
Shire (IRE)	5,130	144,296
Sirona Dental Systems *	1,360	77,874
SurModics *	26,100	469,278
Synageva BioPharma *	460	19,449
Team Health Holdings *	1,440	38,318

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

HEALTH CARE (continued)
Teleflex (A)	4,050	$275,197
Thoratec *	1,580	56,406
VCA Antech *	1,730	33,873
ViroPharma *	1,230	31,058
WellCare Health Plans * (A)	4,820	229,432

		9,014,197

INDUSTRIALS — 2.0%
AAR (A)	11,800	178,062
Aegean Marine Petroleum Network (GRE)	15,500	83,855
Alaska Air Group *	2,840	108,602
American Railcar Industries * (A)	2,600	76,388
American Science & Engineering (A)	2,900	184,382
AMETEK	6,350	225,742
B/E Aerospace *	1,490	67,184
CIRCOR International (A)	4,100	141,409
Corrections Corp of America	3,070	103,305
Deere	2,060	176,006
Ducommun * (A)	14,500	197,780
Embraer ADR (BRA)	4,080	113,873
EnergySolutions * (A)	23,900	68,354
EnerNOC * (A)	6,600	81,312
Equifax (A)	5,410	270,716
Federal Signal * (A)	26,500	152,905
Fly Leasing ADR (A) (IRE)	4,500	60,300
Fortune Brands Home & Security *	2,460	69,962
Globaltrans Investment GDR (RUS)	5,710	105,635
GP Strategies * (A)	3,300	63,525
Greenbrier *	7,700	134,057
Griffon (A)	6,100	61,915
H&E Equipment Services (A)	5,200	79,144
Honeywell International	1,170	71,651
Huron Consulting Group * (A)	5,680	163,868
John Bean Technologies (A)	3,800	58,596
Kimball International, Cl B (A)	11,900	142,086
Korn *	16,800	224,952
LB Foster, Cl A (A)	1,800	59,418
Lydall *	4,600	59,386
Meritor * (A)	21,800	96,356
MFC Industrial (HK)	17,300	143,763
Middleby *	510	63,725
Mueller Water Products, Cl A (A)	40,400	210,484
MYR Group * (A)	6,900	146,142

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS (continued)
Saia * (A)	3,300	$74,580
SeaCube Container Leasing	7,000	129,640
SkyWest (A)	9,900	108,405
SPX	3,030	207,828
Taser International *	54,400	424,864
Thermon Group Holdings *	4,540	112,774
Titan International	5,650	118,537
TransDigm Group	510	67,937
Trex Company *	1,110	38,783
Triumph Group	1,350	88,317
TrueBlue *	6,400	83,520
Union Pacific	710	87,351
US Ecology (A)	3,100	73,563
Verisk Analytics, Cl A * (A)	4,890	249,390
Wabash National *	19,400	122,414

		6,232,743

INFORMATION TECHNOLOGY — 2.5%
Advanced Energy Industries *	7,700	90,937
Akamai Technologies *	2,840	107,891
Apple (A)	640	380,864
Avid Technology * (A)	8,500	49,895
Blucora * (A)	5,900	103,545
Broadcom, Cl A (A)	8,820	278,139
Cardtronics * (A)	6,680	189,779
Cavium *	2,130	70,673
Cirrus Logic * (A)	2,850	116,166
CSG Systems International *	11,000	226,710
Daktronics (A)	23,700	207,849
Digimarc	7,190	141,212
eBay *	3,010	145,353
Electro Scientific Industries (A)	4,800	51,264
EMC *	4,830	117,949
Exar * (A)	12,200	104,310
F5 Networks *	1,750	144,340
Fidelity National Information Services	3,320	109,128
Fortinet *	7,110	137,721
Global Payments (A)	3,360	143,640
Google, CI A *	280	190,336
Heartland Payment Systems (A)	3,750	97,800
hiSoft Technology International ADR * (CHN)	5,200	54,028
Insight Enterprises * (A)	9,800	158,466
IntraLinks Holdings * (A)	10,800	60,372
Kulicke & Soffa Industries * (A)	29,900	306,774

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY (continued)
LinkedIn, Cl A *	1,900	$203,167
Lionbridge Technologies * (A)	16,700	52,939
Manhattan Associates *	2,110	126,600
MaxLinear, Cl A *	10,300	58,504
Methode Electronics (A)	6,200	62,744
Monolithic Power Systems *	2,430	47,215
Net 1 UEPS Technologies * (ZA)	10,800	95,580
Netscout Systems * (A)	6,400	158,272
OSI Systems *	2,020	160,085
PDF Solutions * (A)	6,100	80,764
Power-One *	11,900	47,957
QUALCOMM	1,460	85,520
Salesforce.com *	990	144,520
Samsung Electronics (SKO)	120	144,141
Sanmina-SCI * (A)	15,600	138,684
Silicon Image * (A)	12,400	54,560
Stamps.com *	8,890	244,653
SunPower, Cl A * (A)	13,900	59,909
Synchronoss Technologies *	1,570	32,169
Take-Two Interactive Software *	10,520	117,298
Tangoe *	4,904	63,360
Tencent Holdings (CHN)	3,440	121,620
TIBCO Software *	3,970	100,084
Trimble Navigation *	10,120	477,462
Tyler Technologies *	1,840	87,970
Unisys *	22,800	388,740
United Online	29,700	159,192
Visa, Cl A (A)	3,010	417,668
VMware, Cl A *	660	55,948
Xyratex	11,500	95,105

		7,867,571

MATERIALS — 1.6%
AuRico Gold * (CAN)	15,450	129,008
Celanese, Cl A	1,370	52,046
Cemex ADR * (MEX)	8,850	80,004
CF Industries Holdings (A)	1,990	408,328
Cliffs Natural Resources	1,650	59,845
Crown Holdings *	5,780	221,085
Dow Chemical	2,490	72,957
Eldorado Gold (CAN)	7,390	109,520
Freeport-McMoRan Cooper & Gold, CI B (A)	10,610	412,517
FutureFuel	5,700	67,203
Haynes International	570	28,888
HudBay Minerals (CAN)	4,160	38,611

COMMON STOCK — continued
	Shares/Warrants	Value

MATERIALS (continued)
KapStone Paper and Packaging * (A)	6,000	$131,820
Koppers Holdings (A)	5,100	182,070
Landec *	11,500	124,430
LSB Industries *	21,000	845,670
LyondellBasell Industries, Cl A	1,370	73,144
Metals USA Holdings (A)	27,030	394,097
Monsanto	1,620	139,434
Neenah Paper (A)	2,100	54,390
Nucor	1,950	78,254
OMNOVA Solutions * (A)	7,500	58,800
PPG Industries	810	94,835
Quaker Chemical (A)	2,100	111,279
Rentech Nitrogen Partners (A)	8,200	314,962
Rock-Tenn, Cl A	1,490	109,053
RPM International	3,210	85,579
Silver Wheaton (CAN)	2,390	96,795
Silvercrest Mines * (CAN)	9,624	25,054
Thompson Creek Metals *	17,710	46,754
US Silica Holdings * (A)	4,900	62,720
Yamana Gold (CAN)	10,840	219,076

		4,928,228

TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell *	11,560	60,228
General Communication, Cl A * (A)	10,600	92,644
Partner Communications ADR (A) (ISR)	13,800	78,660
Vonage Holdings *	33,500	76,045

		307,577

UTILITIES — 0.0%
Chesapeake Utilities (A)	1,500	70,455

Total Common Stock (Cost $62,415,104)		63,181,697

WARRANTS — 0.0%
Kinder Morgan, Expires 02/15/17*	5,610	21,598

Total Warrants (Cost $18,401)		21,598

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

SHORT-TERM INVESTMENT — 3.7%
	Shares	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $11,708,556)	11,708,556	$11,708,556

Total Investments — 96.7% (Cost $302,516,592)		$302,067,678

SECURITIES SOLD SHORT
COMMON STOCK — (15.0)%
CONSUMER DISCRETIONARY — (2.0)%
Bally Technologies *	(1,230)	(61,402)
bebe stores inc	(39,700)	(160,785)
Bravo Brio Restaurant Group *	(3,600)	(47,520)
Caribou Coffee *	(10,800)	(129,276)
CEC Entertainment	(9,200)	(285,200)
Columbia Sportswear	(1,440)	(81,216)
Daimler (GER)	(1,160)	(54,165)
Digital Generation *	(10,400)	(96,720)
DIRECTV *	(1,490)	(76,154)
Ethan Allen Interiors	(11,100)	(326,451)
Foot Locker	(2,030)	(68,005)
Francesca’s Holdings *	(2,550)	(75,302)
Fred’s, Cl A	(15,600)	(211,380)
Fuel Systems Solutions *	(3,400)	(55,318)
Hasbro	(1,590)	(57,224)
Hennes & Mauritz, Cl B (SWE)	(3,770)	(127,601)
Jos A Bank Clothiers *	(1,010)	(47,258)
K12 *	(6,100)	(124,867)
Life Time Fitness *	(1,010)	(45,339)
Lumber Liquidators Holdings *	(1,160)	(64,751)
Marriott International	(12,120)	(442,138)
Matthews International, Cl A	(14,700)	(422,919)
McDonald’s	(1,780)	(154,504)
Men’s Wearhouse	(2,180)	(71,482)
National CineMedia	(18,300)	(282,918)
NIKE, Cl B	(2,150)	(196,467)
Nordstrom	(1,040)	(59,041)
Nutrisystem	(20,700)	(199,341)
NVR *	(80)	(72,299)
O’Reilly Automotive *	(620)	(53,122)
PetMed Express	(11,800)	(128,620)
Ross Stores	(1,240)	(75,578)
Scientific Games, Cl A *	(8,000)	(65,840)
Stage Stores	(2,410)	(59,045)
Stein Mart *	(6,500)	(51,090)

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY (continued)
Stewart Enterprises, Cl A	(20,500)	$(159,285)
Strayer Education	(1,110)	(63,781)
Swatch Group (SWI)	(728)	(301,268)
Tiffany	(2,550)	(161,211)
Tim Hortons (CAN)	(2,880)	(143,078)
True Religion Apparel	(5,100)	(130,815)
Universal Technical Institute	(4,900)	(62,818)
Viacom, Cl B	(6,390)	(327,615)
WMS Industries *	(3,250)	(53,397)
Wolverine World Wide	(6,830)	(285,972)

		(6,219,578)

CONSUMER STAPLES — (0.5)%
Boston Beer, Cl A *	(3,000)	(322,740)
Chefs’ Warehouse *	(4,500)	(69,480)
Coca-Cola Enterprises	(3,660)	(115,071)
Energizer Holdings	(1,060)	(77,348)
General Mills	(3,170)	(127,054)
Green Mountain Coffee Roasters *	(2,720)	(65,715)
Ingles Markets, Cl A	(6,300)	(102,060)
JM Smucker	(630)	(53,953)
Spartan Stores	(4,600)	(66,056)
Susser Holdings *	(1,800)	(64,692)
Sysco	(8,340)	(259,124)
Tootsie Roll Industries	(4,700)	(125,255)

		(1,448,548)

ENERGY — (1.8)%
Apache	(5,220)	(431,955)
Berry Petroleum, Cl A	(3,060)	(117,840)
Chesapeake Energy	(4,550)	(92,183)
Chevron	(1,700)	(187,357)
Cimarex Energy	(2,520)	(144,094)
Clayton Williams Energy *	(1,200)	(50,820)
Comstock Resources *	(39,400)	(674,528)
ConocoPhillips	(5,020)	(290,407)
Diamond Offshore Drilling	(2,480)	(171,715)
Ecopetrol ADR (COL)	(3,020)	(178,814)
Encana (CAN)	(7,420)	(167,321)
Endeavour International *	(12,900)	(93,654)
Green Plains Renewable Energy *	(2,530)	(19,557)
Harvest Natural Resources *	(12,400)	(108,252)
Helmerich & Payne	(3,820)	(182,596)
Matador Resources *	(12,800)	(113,024)
Newpark Resources *	(18,500)	(125,615)
Northern Oil and Gas *	(7,210)	(109,304)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

ENERGY (continued)
Oasis Petroleum *	(3,540)	$(103,970)
Patterson-UTI Energy	(9,150)	(148,047)
Petroquest Energy *	(13,300)	(81,130)
Plains Exploration & Production *	(8,770)	(312,738)
Resolute Energy *	(54,300)	(482,184)
Rex Energy *	(14,700)	(194,628)
Sanchez Energy *	(15,500)	(279,930)
Southwestern Energy *	(3,020)	(104,794)
Tenaris ADR (LUX)	(1,920)	(72,231)
Tesco *	(6,200)	(54,622)
TETRA Technologies *	(27,800)	(148,730)
Triangle Petroleum *	(19,500)	(124,605)
Ultra Petroleum *	(5,900)	(134,579)
Whiting Petroleum *	(1,500)	(63,030)

		(5,564,254)

FINANCIALS — (3.0)%
Apartment Investment & Management, Cl A	(2,200)	(58,718)
Astoria Financial	(43,700)	(438,311)
Banco Santander ADR (CLP)	(8,600)	(233,845)
Calamos Asset Management, Cl A	(5,300)	(57,240)
Cincinnati Financial	(4,300)	(171,312)
City National	(1,710)	(87,381)
DFC Global *	(3,600)	(60,660)
FBL Financial Group, Cl A	(1,800)	(61,434)
Financial Engines *	(15,000)	(360,150)
First American Financial	(3,260)	(74,165)
First Potomac Realty Trust	(28,600)	(340,626)
FXCM, Cl A	(21,100)	(189,900)
Getty Realty	(16,500)	(302,115)
Gladstone Commercial	(16,500)	(304,095)
Golub Capital BDC	(30,300)	(473,589)
Green Dot, Cl A *	(18,600)	(189,534)
Grupo Financiero Banorte (MEX)	(40,910)	(227,452)
HCC Insurance Holdings	(6,670)	(237,719)
HFF, Cl A *	(8,600)	(119,798)
Host Hotels & Resorts	(9,780)	(141,419)
Interactive Brokers Group, Cl A .	(31,800)	(453,150)
International. FCStone *	(3,200)	(59,296)
Investment Technology Group *	(21,400)	(180,616)
iStar Financial *	(41,900)	(365,787)
Janus Capital Group	(10,470)	(88,995)
Jones Lang LaSalle	(600)	(46,644)
KBW	(28,800)	(468,000)

COMMON STOCK — continued
	Shares	Value

FINANCIALS (continued)
Manning & Napier, Cl A	(7,100)	$(92,371)
Montpelier Re Holdings (BMU)	(5,650)	(129,216)
Muenchener Rueckversicherungs (GER)	(850)	(136,613)
Nationstar Mortgage Holdings *	(1,920)	(69,370)
Netspend Holdings *	(9,800)	(104,958)
PICO Holdings *	(2,700)	(59,778)
Principal Financial Group	(2,870)	(79,040)
Progressive	(6,830)	(152,309)
Public Storage	(1,310)	(181,605)
Retail Opportunity Investments	(37,400)	(473,484)
Rouse Properties	(5,900)	(88,854)
RPX *	(7,800)	(82,134)
S&T Bancorp	(3,400)	(59,738)
Safeguard Scientifics *	(7,700)	(122,045)
State Street	(5,660)	(252,266)
Stifel Financial *	(3,480)	(110,316)
Svenska Handelsbanken (SWE)	(2,887)	(98,890)
Tanger Factory Outlet Centers	(4,330)	(136,265)
TD Ameritrade Holding	(3,860)	(60,563)
Tompkins Financial	(2,000)	(80,960)
UDR	(9,150)	(222,070)
Vornado Realty Trust	(3,070)	(246,245)
Waddell & Reed Financial, Cl A	(2,290)	(76,326)
WisdomTree Investments *	(63,000)	(403,830)
Zions Bancorporation	(3,210)	(68,919)

		(9,380,116)

HEALTH CARE — (1.8)%
Accuray *	(16,000)	(111,360)
Achillion Pharmaceuticals *	(7,600)	(71,744)
Affymax *	(6,900)	(157,251)
AmerisourceBergen, Cl A	(2,810)	(110,826)
AngioDynamics *	(6,800)	(72,964)
Arena Pharmaceuticals *	(11,340)	(89,699)
athenahealth *	(1,610)	(103,507)
Auxilium Pharmaceuticals *	(760)	(15,565)
Baxter International	(3,090)	(193,527)
Becton Dickinson and	(3,870)	(292,881)
Celldex Therapeutics *	(21,300)	(117,363)
Conceptus *	(3,100)	(58,404)
CR Bard	(1,500)	(144,285)
DENTSPLY International	(2,030)	(74,785)
DexCom *	(27,000)	(353,700)
Discovery Laboratories *	(18,200)	(43,862)
Edwards Lifesciences *	(2,060)	(178,870)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

HEALTH CARE (continued)
Endologix *	(9,200)	$(123,832)
Enzon Pharmaceuticals *	(8,700)	(57,159)
Exact Sciences *	(12,100)	(114,466)
Greenway Medical Technologies *	(2,490)	(41,309)
Halozyme Therapeutics *	(13,300)	(70,357)
Henry Schein *	(3,300)	(243,474)
Hologic *	(4,500)	(92,790)
Idenix Pharmaceuticals *	(10,900)	(38,804)
Immunomedics *	(18,100)	(59,911)
Infinity Pharmaceuticals *	(6,650)	(148,894)
Insulet *	(470)	(9,969)
InterMune *	(16,400)	(130,380)
Ironwood Pharmaceuticals, Cl A *	(11,700)	(136,071)
Kindred Healthcare *	(2,500)	(24,500)
Life Technologies *	(1,800)	(88,038)
MAP Pharmaceuticals *	(9,000)	(138,780)
Medicines *	(620)	(13,590)
Medtronic	(5,710)	(237,422)
Mettler-Toledo International *	(1,340)	(226,956)
Myriad Genetics *	(2,330)	(60,976)
Nektar Therapeutics *	(9,500)	(85,500)
Neurocrine Biosciences *	(11,000)	(80,630)
NPS Pharmaceuticals *	(15,040)	(138,970)
NxStage Medical *	(21,700)	(243,040)
Obagi Medical Products *	(12,500)	(154,125)
OraSure Technologies *	(21,500)	(194,790)
Pacira Pharmaceuticals *	(3,200)	(50,816)
Patterson	(1,630)	(54,442)
Protalix BioTherapeutics *	(10,800)	(52,164)
QLT * (CAN)	(8,300)	(62,416)
Santarus *	(9,800)	(89,474)
Seattle Genetics *	(1,690)	(42,520)
Takeda Pharmaceutical (JPN)	(2,430)	(112,931)
Threshold Pharmaceuticals *	(20,010)	(82,241)
Trius Therapeutics *	(10,600)	(58,088)
Varian Medical Systems *	(1,460)	(97,469)
Vivus *	(4,450)	(66,305)
Volcano *	(1,680)	(48,082)
Zimmer Holdings	(830)	(53,294)

		(6,015,568)

INDUSTRIALS — (2.1)%
3M	(750)	(65,700)
Aerovironment *	(5,600)	(123,144)
Aircastle	(38,500)	(428,505)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS (continued)
Ameresco, Cl A *	(20,600)	$(227,836)
Astec Industries *	(2,000)	(57,600)
Blount International *	(34,200)	(452,466)
Cintas	(2,720)	(113,723)
Costamare (GRE)	(33,400)	(451,902)
Diana Shipping * (GRE)	(8,900)	(64,080)
Dover	(2,520)	(146,714)
Echo Global Logistics *	(3,300)	(55,473)
Emerson Electric	(3,100)	(150,133)
Global Power Equipment Group	(4,000)	(67,600)
Gorman-Rupp	(4,800)	(129,600)
Guangshen Railway ADR (CHN)	(10,100)	(173,316)
InnerWorkings *	(4,300)	(62,006)
Insperity	(11,200)	(292,432)
Kaydon	(19,800)	(442,728)
Layne Christensen *	(15,900)	(354,411)
McGrath RentCorp	(17,400)	(456,924)
Owens Corning *	(1,740)	(58,447)
Parker Hannifin	(1,280)	(100,685)
Primoris Services	(4,800)	(67,056)
Quanex Building Products	(16,300)	(322,251)
Rockwell Automation	(3,140)	(223,128)
Rockwell Collins	(1,500)	(80,370)
Rush Enterprises, Cl A *	(3,500)	(66,500)
SGL Carbon (GER)	(1,400)	(55,872)
Southwest Airlines	(10,400)	(91,728)
Titan Machinery *	(12,400)	(293,260)
Trex Company *	(11,800)	(412,292)
XPO Logistics *	(23,500)	(322,655)

		(6,410,537)

INFORMATION TECHNOLOGY — (2.7)%
Active Network *	(6,900)	(61,134)
Advent Software *	(3,200)	(69,440)
Alliance Data Systems *	(900)	(128,745)
Applied Materials	(6,610)	(70,066)
ATMI *	(10,200)	(201,450)
Autodesk *	(1,850)	(58,904)
Badger Meter	(7,000)	(299,880)
Brooks Automation	(39,100)	(282,302)
Ceva *	(15,500)	(234,825)
comScore *	(4,200)	(59,514)
Comtech Telecommunications	(8,900)	(224,013)
Concur Technologies *	(820)	(54,308)
Constant Contact *	(20,800)	(256,672)
Cray *	(5,700)	(69,369)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY (continued)
Dice Holdings *	(25,900)	$(228,697)
Digi International *	(5,700)	(53,694)
Digital River *	(3,500)	(50,190)
Diodes *	(16,500)	(250,140)
DTS *	(3,200)	(67,136)
Entropic Communications *	(12,000)	(57,720)
Equinix *	(300)	(54,123)
FactSet Research Systems	(860)	(77,873)
FARO Technologies *	(2,800)	(112,560)
Fiserv *	(5,280)	(395,683)
Freescale Semiconductor *	(3,980)	(35,581)
Infinera *	(50,300)	(247,476)
Infosys ADR (IND)	(5,010)	(217,534)
Interactive Intelligence Group *	(5,200)	(164,892)
Intermec *	(9,900)	(67,122)
Jack Henry & Associates	(2,670)	(101,460)
Keynote Systems	(6,800)	(97,172)
Lender Processing Services	(5,020)	(121,032)
Linear Technology	(4,100)	(128,166)
LogMein *	(22,400)	(552,832)
LTX-Credence *	(14,000)	(77,980)
Mastercard, Cl A	(870)	(401,009)
Micrel	(5,900)	(57,171)
MIPS Technologies, Cl A *	(8,800)	(61,512)
Nanometrics *	(4,700)	(64,672)
NetApp *	(2,040)	(54,876)
Oracle	(2,400)	(74,520)
Parametric Technology *	(2,420)	(48,836)
Plantronics	(870)	(28,223)
Polycom *	(11,510)	(115,330)
Procera Networks *	(6,300)	(142,695)
PROS Holdings *	(3,400)	(65,722)
QuinStreet *	(13,360)	(81,763)
RealD *	(6,200)	(57,970)
RealNetworks *	(9,100)	(68,887)
Responsys *	(9,700)	(86,718)
Richardson Electronics	(4,900)	(57,085)
Rofin-Sinar Technologies *	(5,400)	(98,334)
SAP ADR (GER)	(3,950)	(287,955)
Seagate Technology	(2,260)	(61,743)
Sigma Designs *	(8,500)	(50,490)
Stamps.com *	(10,000)	(275,200)
STEC *	(7,900)	(46,373)
Super Micro Computer *	(20,100)	(158,991)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY (continued)
Sycamore Networks	(6,800)	$(39,304)
Syntel	(570)	(33,978)
Tech Data *	(1,230)	(54,501)
Telular	(6,100)	(60,939)
Tessera Technologies	(34,000)	(481,780)
Volterra Semiconductor *	(4,700)	(85,399)
Western Union	(6,330)	(80,391)

		(8,512,052)

MATERIALS — (0.9)%
Alcoa	(11,920)	(102,155)
Allied Nevada Gold *	(1,890)	(69,779)
AM Castle *	(7,200)	(87,480)
Antofagasta (UK)	(9,110)	(184,796)
Ball	(5,210)	(223,144)
Barrick Gold (CAN)	(1,760)	(71,280)
Compass Minerals International	(4,000)	(315,400)
Detour Gold * (CAN)	(1,260)	(35,501)
Globe Specialty Metals	(2,380)	(35,771)
Gold Fields ADR (ZA)	(3,830)	(47,913)
Materion	(4,000)	(83,800)
Molycorp *	(3,170)	(32,968)
Newmont Mining	(2,200)	(120,010)
Noranda Aluminum Holding	(42,500)	(260,525)
Schnitzer Steel Industries, Cl A	(2,580)	(73,556)
Scotts Miracle-Gro, Cl A	(6,870)	(294,105)
Sherwin-Williams	(1,050)	(149,709)
Sigma-Aldrich	(1,390)	(97,494)
Teck Resources, Cl B (CAN)	(8,050)	(256,634)
United States Steel	(5,780)	(117,854)
Zoltek *	(19,600)	(134,260)

		(2,794,134)

TELECOMMUNICATION SERVICES — (0.2)%
Consolidated Communications Holdings	(12,800)	(197,632)
Iridium Communications *	(42,100)	(311,119)
Leap Wireless International *	(10,700)	(57,138)

		(565,889)

Total Common Stock (Proceeds $47,256,056)		(46,910,676)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

REGISTERED INVESTMENT COMPANIES — (1.5)%
	Shares/Contracts	Value

EXCHANGE TRADED FUNDS — (1.5)%
Health Care Select Sector SPDR Fund	(4,540)	$(181,600)
iShares NASDAQ BioTech Index Fund	(4,530)	(597,099)
iShares Russell 2000 Index Fund	(2,980)	(242,095)
Market Vectors Agribusiness Fund	(1,430)	(73,330)
Market Vectors Oil Services Fund	(7,080)	(272,509)
Market Vectors Pharmaceutical Fund	(1,790)	(73,032)
Market Vectors Semiconductor Fund	(8,260)	(256,803)
Powershares QQQ Trust Series 1	(6,870)	(446,207)
SPDR S&P 500 Trust	(5,950)	(840,021)
SPDR S&P Retail Fund	(3,090)	(192,538)
SPDR Series Trust	(8,650)	(224,900)
Technology Select Sector SPDR Fund	(12,340)	(356,256)
Vanguard Small Cap Fund	(6,450)	(508,905)
Vanguard Small Cap Growth Fund	(5,640)	(484,702)

Total Registered Investment Companies (Proceeds $4,866,169)		(4,749,997)

Total Securities Sold Short —(16.5)% (Proceeds $52,122,225)		(51,660,673)

PURCHASED OPTIONS — 0.0%
Humana, Expires 11/17/12, Strike Price $75.00	25	6,375
Market Vectors Gold, Expires 11/17/12, Strike Price $50.00	163	7,987

Total Purchased Options (Cost $24,860)		$14,362

The Fund’s asset allocation as of October 31, 2012 is as follows:

As a percentage of the Fund’s net assets	Long	Short	Net
Registered Investment Companies	72.7%	(1.5)%	71.2%
Short-Term Investment	3.7	(0.0)	3.7
Financials	5.0	(3.0)	2.0
Consumer Discretionary	3.4	(2.0)	1.4
Health Care	2.9	(1.8)	1.1
Materials	1.6	(0.9)	0.7
Consumer Staples	1.1	(0.5)	0.6
Utilities	0.0	(0.0)	0.0
Warrants	0.0	(0.0)	0.0
Purchased Options	0.0	(0.0)	0.0
Energy	1.7	(1.8)	-0.1
Telecommunication Services	0.1	(0.2)	-0.1
Industrials	2.0	(2.1)	-0.1
Information Technology	2.5	(2.7)	-0.2

Totals			80.2
Other Assets and Liabilities, Net			19.8

			100.0%

The following is a list of the Fund’s investments and securities sold short, held by country of risk as of October 31, 2012:

Country of Risk	Percentage of Total Investments	Percentage of Total Securities Sold Short	Net Percentage
Belgium	0.03	(0.00)	0.03
Bermuda	0.00	(0.25)	(0.25)
Brazil	0.04	(0.00)	0.04
Canada	0.32	(1.42)	(1.10)
Chile	0.01	(0.45)	(0.44)
China	0.08	(0.33)	(0.25)
Columbia	0.00	(0.35)	(0.35)
France	0.03	(0.00)	0.03
Germany	0.18	(1.04)	(0.86)
Greece	0.03	(1.00)	(0.97)
Hong Kong	0.08	(0.00)	0.08
India	0.00	(0.42)	(0.42)
Ireland	0.14	(0.00)	0.14
Israel	0.06	(0.00)	0.06
Japan	0.00	(0.22)	(0.22)
Luxembourg	0.00	(0.14)	(0.14)
Mexico	0.06	(0.44)	(0.38)
Norway	0.02	(0.00)	0.02
Panama	0.05	(0.00)	0.05
Peru	0.12	(0.00)	0.12
Philippines	0.07	(0.00)	0.07
Russia	0.03	(0.00)	0.03
South Africa	0.03	(0.09)	(0.06)
South Korea	0.05	(0.00)	0.05
Spain	0.03	(0.00)	0.03
Sweden	0.04	(0.44)	(0.40)
Switzerland	0.00	(0.58)	(0.58)
United Kingdom	0.08	(0.36)	(0.28)
United States	98.42	(92.47)	5.95

Percentages are based on net assets of $312,444,326.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.
(B)	The rate reported is the 7-day effective yield as of October 31, 2012.
(C)	Security considered a Master Limited Partnership. At October 31, 2012, the security amounted to $133,406 or 0.04% of net assets.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2012

ADR — American Depositary Receipt

BEL — Belgium

BMU — Bermuda

BRA — Brazil

CAN — Canada

CHN — China

Cl — Class

CLP — Chile

COL — Columbia

FRA — France

GDR — Global Depositary Receipt

GER — Germany

GRE — Greece

HK — Hong Kong

IND — India

IRE — Ireland

ISR — Israel

JPN — Japan

LLC — Limited Liability Company

LP — Limited Partnership

LUX — Luxembourg

MEX — Mexico

NOR — Norway

NY — New York

PAN — Panama

PER — Peru

PHP — Philippines

RUS — Russia

S&P — Standard & Poor’s

SKO — South Korea

SPA — Spain

SWE — Sweden

SWI — Switzerland

SPDR — Standard & Poor’s Depository Receipts

UK — United Kingdom

ZA — South Africa

The following is a list of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$227,155,827	$—	$—	$227,155,827
Common Stock	63,181,697	—	—	63,181,697
Warrants	21,598	—	—	21,598
Short-Term Investment	11,708,556	—	—	11,708,556

Total Investments in Securities	$302,067,678	$—	$—	$302,067,678

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(46,910,676)	$—	$—	$(46,910,676)
Registered Investment Companies	(4,749,997)	—	—	(4,749,997)

Total Securities Sold Short	$(51,660,673)	$—	$—	$(51,660,673)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	14,362	—	—	14,362

Total Other Financial Instruments	$14,362	$—	$—	$14,362

For the period ended October 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended October 31, 2012, there were no Level 3 securities.

For the period ended October 31, 2012, the total amount of all open purchased options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2012

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY — 32.3%
	Shares/Face Amount	Value
OPEN-END FUND — 32.3%
PIMCO Commodity Real Return Strategy Fund, Cl Institutional	5,760,565	$39,575,079

Total Registered Investment Company (Cost $40,630,850)		39,575,079

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,422,411	2,388,205
3.625%, 04/15/28	1,153,748	1,852,666
3.375%, 04/15/32	103,833	173,677
2.625%, 07/15/17	66,694	80,111
2.500%, 07/15/16 - 01/15/29	1,901,257	2,420,990
2.375%, 01/15/17 - 01/15/27	3,237,522	4,369,774
2.125%, 01/15/19 - 02/15/41	2,276,435	3,288,922
2.000%, 01/15/14 - 01/15/26	1,978,964	2,207,736
1.875%, 07/15/13 - 07/15/19	2,082,951	2,243,694
1.750%, 01/15/28	1,121,674	1,470,093
1.625%, 01/15/15	289,565	308,251
1.375%, 01/15/20	772,386	921,372
1.250%, 04/15/14	1,518,569	1,569,939
1.125%, 01/15/21	415,994	491,946
0.750%, 02/15/42	1,585,400	1,765,368
0.625%, 07/15/21	669,515	766,072
0.500%, 04/15/15	2,046,391	2,137,840
0.125%, 04/15/16 - 07/15/22	9,495,625	10,157,010

		38,613,666

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/Shares	Value
U.S. Treasury Notes 1.625%, 08/15/22	$230,000	$228,742

Total U.S. Treasury Obligations (Cost $38,461,543)		38,842,408

COMMON STOCK — 30.4%
ENERGY — 28.6%
Access Midstream Partners LP (C)	40,000	1,407,600
Alliance Holdings LP (C)	20,000	985,200
Buckeye Partners LP (C)	10,000	484,200
Crosstex Energy LP (C)	4,300	66,607
DCP Midstream Partners LP (C)	33,400	1,488,304
El Paso Pipeline Partners LP (C)	60,000	2,142,600
Enbridge Energy Partners LP (C)	15,000	450,000
Energy Transfer Equity LP (C)	41,300	1,817,613
Enterprise Products Partners LP (C)	56,000	2,951,760
Golar LNG Partners LP (C)	1,800	54,468
Inergy LP (C)	68,400	1,368,000
Inergy Midstream LP (C)	1,400	32,284
Kinder Morgan	70,000	2,429,700
Kinder Morgan Management LLC *	40,112	2,995,570
MarkWest Energy Partners LP (C) .	52,500	2,847,075
ONEOK Partners LP (C)	38,700	2,358,765
Plains All American Pipeline LP (C)	50,000	2,269,000
PVR Partners LP (C)	60,000	1,516,800
Regency Energy Partners LP (C)	50,000	1,153,000
Tesoro Logistics LP (C)	3,700	163,503
Western Gas Partners LP (C)	35,000	1,784,300
Williams	38,800	1,357,612
Williams Partners LP (C)	54,900	2,908,602

		35,032,563

UTILITIES — 1.8%
ONEOK	45,000	2,128,500
Suburban Propane Partners LP (C)	787	33,841

		2,162,341

Total Common Stock (Cost $36,273,481)		37,194,904

SOVEREIGN DEBT — 0.8%
Buoni Poliennali Del Tes Inflation Linked Bond
2.150%, 09/15/14	60,000	95,381
Deutschland Inflation Linked Bond
1.500%, 04/15/16	550,000	885,391

Total Sovereign Debt (Cost $978,543)		980,772

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2012

CORPORATE OBLIGATIONS — 0.4%
	Face Amount/ Shares/Contracts	Value
ENERGY — 0.4%
CVR Refining LLC 6.500%, 11/01/22 (A)	$250,000	$245,000
QEP Resources 5.250%, 05/01/23	250,000	260,625

Total Corporate Obligations (Cost $500,000)		505,625

SHORT-TERM INVESTMENT — 4.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $5,699,277)	5,699,277	5,699,277

Total Investments — 100.2% (Cost $122,543,694)		122,798,065

PURCHASED OPTIONS — 0.0%
30 Year U.S. Treasury Bond Future, Expires 11/23/12, Strike Price $144.00	6	1,594
30 Year U.S. Treasury Bond Future, Expires 02/22/13, Strike Price $151.00	9	18,281

Total Purchased Options (Cost $28,486)		19,875

WRITTEN OPTIONS — 0.0%
30 Year U.S. Treasury Bond Future	(9)	(8,437)
5 Year U.S. Treasury Bond Future	(27)	(4,219)

Total Written Options (Proceeds $(15,031))		$(12,656)

The open futures contracts held by the Fund at October 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	(5)	Dec-2012	$(279)
U.S. 10-Year Treasury Note	28	Dec-2012	(10,190)
U.S. 2-Year Treasury Note	(9)	Jan-2013	2,235
U.S. 5-Year Treasury Note	12	Jan-2013	(4,989)
U.S. Long Treasury Bond	(16)	Dec-2012	3,755
U.S. Ultra Long Treasury Bond	(7)	Dec-2012	4,331

			$(5,137)

For the period ended October 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, is as follows:

Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
1/23/13	EUR 761,000	USD 988,533	$1,293

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
BNP Paribas	$(666,808)	$667,066	$258
JPMorgan Chase Bank	(228,324)	228,357	33
UBS	(92,108)	93,110	1,002

			$1,293

For the period ended October 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $122,492,205.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	The rate reported is the 7-day effective yield as of October 31, 2012.
(C)	Security considered a Master Limited Partnership. At October 31, 2012, these securities amounted to $28,283,522 or 23.09% of net assets.

Cl — Class

EUR — Euro

LLC — Limited Liability Company

LP — Limited Partnership

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2012

The following is a list of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Company	$39,575,079	$—	$—	$39,575,079
U.S. Treasury Obligations	—	38,842,408	—	38,842,408
Common Stock	37,194,904	—	—	37,194,904
Sovereign Debt	—	980,772	—	980,772
Corporate Obligations	—	505,625	—	505,625
Short-Term Investment	5,699,277	—	—	5,699,277

Total Investments in Securities	$82,469,260	$40,328,805	$—	$122,798,065

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$19,875	$—	$—	$19,875
Written Options	(12,656)	—	—	(12,656)
Futures Contracts*	(5,137)	—	—	(5,137)
Forward Foreign Currency Contracts*	$—	$1,293	$—	$1,293

Total Other Financial Instruments	$2,082	$1,293	$—	$3,375

* Futures and forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended October 31, 2012, there were no Level 3 securities.

For the period ended October 31, 2012, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Assets:
Investments, at Value †	$550,138,924	$121,365,889	$302,067,678	$122,798,065
Foreign Currency, at Value ††	825,461	—	180,796	1,085
Cash	69,669	—	—	—
Receivable from Prime Broker	—	—	63,041,958	—
Receivable for Investment Securities Sold	2,899,142	—	2,600,264	—
Receivable for Capital Shares Sold	1,193,920	336,920	655,940	119,960
Dividends and Interest Receivable	618,696	391,999	78,183	333,338
Unrealized Appreciation on Forward Foreign Currency Contracts	46,628	—	—	1,293
Reclaims Receivable	22,278	—	83	—
Deferred Offering Costs – Note 2	21,684	21,684	21,684	21,684
Unrealized Appreciation on Spot Foreign Currency Contracts	1,681	—	71	—
Prepaid Expenses	485	518	485	513
Purchased Option Contracts, at Value †††	—	—	14,362	19,875
Initial Margin for Futures Contracts	—	—	—	89,000
Variation Margin Receivable	—	—	—	15,469

Total Assets	555,838,568	122,117,010	368,661,504	123,400,282

Liabilities:
Payable for Investment Securities Purchased	3,909,144	58,000	3,814,891	704,910
Investment Advisory Fees Payable – Note 6	324,102	19,177	113,995	51,060
Unrealized Depreciation on Forward Foreign Currency Contracts	90,267	—	—	—
Accrued Foreign Capital Gains Tax	76,472	—	—	—
Shareholder Servicing Fees Payable	45,307	9,970	25,438	10,064
Payable for Capital Shares Redeemed	38,000	20,000	19,000	14,000
Payable due to Administrator	33,794	7,456	18,950	7,526
Chief Compliance Officer Fees Payable	12,995	2,873	7,256	2,876
Payable due to Trustees	12,245	2,707	6,838	2,710
Unrealized Depreciation on Spot Foreign Currency Contracts	5,241	—	215	—
Management Fees Payable – Note 6	4,667	1,030	2,617	1,039
Written Option Contracts, at Value †††††	—	—	—	12,656
Securities Sold Short, at Value ††††††	—	—	51,660,673	—
Payable due to Custodian	—	—	168,235	—
Variation Margin Payable	—	—	—	40,801
Stock Loan Fees Payable	—	—	70,942	—
Dividends Payable on Securities Sold Short	—	—	23,119	—
Foreign Currency Sold Short, at Value ††††	—	—	204,339	—
Other Accrued Expenses	160,613	59,549	80,670	60,435

Total Liabilities	4,712,847	180,762	56,217,178	908,077

Net Assets	$551,125,721	$121,936,248	$312,444,326	$122,492,205

† Cost of Investments	$541,279,803	$120,543,953	$302,516,592	$122,543,694
†† Cost of Foreign Currency	825,555	—	180,856	1,083
††† Cost of Purchased Option Contracts	—	—	24,860	28,486
†††† Proceeds from Foreign Currency Sold Short	—	—	204,339	—
††††† Proceeds from Written Option Contracts	—	—	—	15,031
†††††† Proceeds from Securities Sold Short	—	—	52,122,225	—
NET ASSETS CONSIST OF:
Paid-in Capital	$540,131,284	$120,620,995	$313,268,218	$121,874,589
Undistributed Net Investment Income	332,084	405,249	64,117	101,331
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options, Written Options, Securities Sold Short, Futures and Foreign Currency Transactions	1,930,841	88,068	(890,068)	271,998
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(76,472)	—	—	—
Net Unrealized Appreciation on Investments, Purchased Options, Written Options and Securities Sold Short	8,859,121	821,936	2,140	248,135
Net Unrealized Depreciation on Futures Contracts	—	—	—	(5,137)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	(51,137)	—	(81)	1,289

Net Assets	$551,125,721	$121,936,248	$312,444,326	$122,492,205

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	53,936,057	12,054,892	31,332,208	12,183,631

Net Asset Value, Offering and Redemption Price Per Share	$10.22	$10.12	$9.97	$10.05

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the period ended October 31, 2012*

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Investment Income
Dividends	$1,545,442	$84,990	$277,006	$228,697
Income Distributions from Registered Investment Companies	33,504	752,120	271,283	313,963
Interest	—	—	86,092	93,604
Less: Foreign Taxes Withheld	(55,845)	—	(1,318)	—

Total Investment Income	1,523,101	837,110	633,063	636,264

Expenses
Investment Advisory Fees – Note 6	630,508	37,099	221,030	98,217
Administration Fees – Note 5	67,714	14,900	38,018	15,040
Shareholder Servicing Fees – Note 5	45,307	9,970	25,438	10,064
Chief Compliance Officer Fees	12,995	2,873	7,256	2,876
Trustees’ Fees	12,245	2,707	6,838	2,710
Management Fees – Note 6	9,061	1,994	5,087	2,013
Audit Fees	68,002	41,596	40,843	41,610
Legal Fees	67,416	15,105	38,940	15,289
Custodian Fees	33,297	1,161	5,538	1,326
Registration Fees	32,676	7,237	18,754	7,435
Transfer Agent Fees	13,750	7,067	9,997	8,242
Printing Fees	7,247	1,602	4,047	1,604
Deferred Offering Costs	3,824	3,824	3,824	3,824
Dividend Expense on Securities Sold Short – Note 2	—	—	149,975	—
Stock Loan Fees – Note 2	—	—	126,449	—
Insurance and Other Expenses	8,948	3,100	3,824	2,437

Total Expenses	1,012,990	150,235	705,858	212,687

Less:
Commission Recapture – Note 5	(3,181)	—	—	—

Net Expenses	1,009,809	150,235	705,858	212,687

Net Investment Income (Loss)	513,292	686,875	(72,795)	423,577

Net Realized Gain (Loss) on:
Investments	1,941,872	3,077	226,031	105,604
Securities Sold Short	—	—	(975,248)	—
Futures Contracts	—	—	—	(8,272)
Purchased Option Contracts	—	—	(7,865)	11,970
Written Option Contracts	—	—	2,120	—
Foreign Currency Transactions	(196,063)	—	(2,018)	(3,182)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,859,121	821,936	(448,914)	254,371
Securities Sold Short	—	—	461,552	—
Futures Contracts	—	—	—	(5,137)
Purchased Option Contracts	—	—	(10,498)	(8,611)
Written Option Contracts	—	—	—	2,375
Foreign Currency Transactions	(51,137)	—	(81)	1,289
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(76,472)	—	—	—

Net Realized and Unrealized Gain (Loss)	10,477,321	825,013	(754,921)	350,407

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,990,613	$1,511,888	$(827,716)	$773,984

*	The Funds commenced operations on August 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
	Period ended October 31, 2012*	Period ended October 31, 2012*	Period ended October 31, 2012*	Period ended October 31, 2012*
Operations:
Net Investment Income (Loss)	$513,292	$686,875	$(72,795)	$423,577
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options, Securities Sold Short, Futures Contracts and Foreign Currency Transactions	1,745,809	3,077	(756,980)	106,120
Net Change in Unrealized Appreciation on Investments, Purchased Options, Written Options, Securities Sold Short, Futures Contracts and Foreign Currency Transactions	8,731,512	821,936	2,059	244,287

Net Increase (Decrease) in Net Assets Resulting from Operations	10,990,613	1,511,888	(827,716)	773,984

Dividends and Distributions from:
Net Investment Income	—	(200,459)	—	(160,192)

Total Dividends and Distributions	—	(200,459)	—	(160,192)

Capital Share Transactions:
Issued	542,088,100	121,209,856	314,260,392	122,138,059
Reinvestment of Dividends	—	200,459	—	160,192
Redeemed	(1,952,992)	(785,496)	(988,350)	(419,838)

Net Increase in Net Assets from Capital Share Transactions	540,135,108	120,624,819	313,272,042	121,878,413

Total Increase in Net Assets	551,125,721	121,936,248	312,444,326	122,492,205

Net Assets:
Beginning of Period	—	—	—	—

End of Period	$551,125,721	$121,936,248	$312,444,326	$122,492,205

Undistributed Net Investment Income	$332,084	$405,249	$64,117	$101,331

Shares Issued and Redeemed:
Issued	54,125,925	12,113,014	31,431,248	12,209,308
Reinvestment of Dividends	—	19,749	—	15,845
Redeemed	(189,868)	(77,871)	(99,040)	(41,522)

Net Increase in Shares Outstanding from Share Transactions	53,936,057	12,054,892	31,332,208	12,183,631

*	The Funds commenced operations on August 30, 2012.

The accompanying notes are in integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the period ended October 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (excluding dividend expense, broker fees and interest on short sales, including reimbursements)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, including reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †
Global Public Equity Fund
2012#	$10.00	$0.01	$0.21	$0.22	$—	$10.22	2.20%	$551,126	1.11%‡	1.11%‡	0.56%	17%

Income Opportunities Fund
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$9.97	(0.30)%	$312,444	0.84%	1.38%	(0.14)%	19%

Real Assets Fund
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

#	The Funds commenced operations on August 30, 2012. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	The ratio is inclusive of commission recapture. Had commission recapture been excluded, the ratio would have remained unchanged.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 45 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the “Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), and Cornerstone Advisors Real Assets Fund (“Real Assets Fund”) (each a “Fund” and collectively the “Funds”). The Funds commenced operations on August 30, 2012. Each of the Cornerstone Funds is classified as a “non-diversified” investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Public Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2012, no securities were fair valued by the Committee.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the period ended October 31, 2012, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

As of and during the period ended October 31, 2012, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Futures Contracts — The Real Assets Fund utilized futures contracts during the period ended October 31, 2012. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2012, if applicable.

Options Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Public Alternatives Fund and Real Assets Fund had open options contracts as of October 31, 2012, as disclosed in the Funds’ Schedule of Investments

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of October 31, 2012, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Goldman Sachs & Co. and Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Citibank N.A. The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Funds. As of October 31, 2012, the remaining amount still to be amortized was $21,684 each, for the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of October 31, 2012, was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended October 31, 2012			Period Ended October 31, 2012
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Real Asset Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1,293		Unrealized loss on forward foreign currency contracts	$—
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	10,321	*	Net Assets — Unrealized depreciation on futures contracts	15,458	*
	Investments in Purchased Options, at Value	19,875		Investments in Written Options, at Value	12,656

Total Derivatives not accounted for as hedging instruments		$31,489			$28,114

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2012, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Purchased Options	Written Options	Total
Real Assets Fund
Foreign exchange contracts	$—	$(5,979)	$—	$—	$(5,979)
Interest rate contracts	(8,272)	—	11,970	—	3,698
Total	$(8,272)	$(5,979)	$11,970	$—	$(2,281)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Purchased Options	Written Options	Total
Real Assets Fund
Foreign exchange contracts	$—	$1,293	$—	$—	$1,293
Interest rate contracts	(5,137)	—	(8,611)	2,375	(11,373)
Total	$(5,137)	$1,293	$(8,611)	$2,375	$(10,080)

Written options transactions entered into during the period ended October 31, 2012 are summarized as follows:

		Public Alternatives Fund
	Number of Contracts	Premium
Balance as of August 30, 2012	—	$—
Written	94	3,688
Expired	—	—
Closing buys	(94)	(3,688)
Balance as of October 31, 2012	—	$—

		Real Assets Fund
	Number of Contracts	Premium
Balance as of August 30, 2012	—	$—
Written	36	15,031
Expired	—	—
Closing buys	—	—
Balance as of October 31, 2012	36	$15,031

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $250 million, 0.10% of the next $100 million, 0.08% of the next $100 million, 0.06% of the next $100 million, and 0.05% of any amount above $550 million of the Funds’ average daily net assets, subject to a minimum fee of $800,000 plus $15,000 per each additional class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $3,181 which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statement of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Fund’s average daily net assets. Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Citibank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

Cornerstone Advisors, Inc., serves as the overall Investment Adviser (“Adviser”) to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statement of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The fees that each sub-adviser receives directly are labeled as “Investment Advisory Fees” on the Statement of Operations.

For the period ended October 31, 2012, the Funds’ incurred the following investment advisory fees with respect to the services of the indicated sub-adviser(s) in both dollars and basis points:

Global Public Equity Fund	Investment Advisory Fees	Basis Points	Income Opportunities Fund	Investment Advisory Fees	Basis Points

Acadian Asset Management LLC	$22,950	75	SteelPath Capital Management LLC	$37,099	75

Allianz Global Investors Capital LLC	38,069	125
Cramer Rosenthal McGlynn LLC	21,009	70
Driehaus Capital Management LLC—Emerging Markets Growth	26,089	86
Driehaus Capital Management LLC—International Small Cap Growth	26,089	86
Fairpointe Capital LLC	22,611	76
Harris Associates LP	50,191	100
LSV Asset Management—Global Concentrated	50,463	100
LSV Asset Management—Micro Cap	37,665	125
Marsico Capital Management LLC	55,951	75
Parametric Portfolio Associates LLC	137,854	46
Phocas Financial Corporation	22,365	75
TCW Investment Management Company	25,678	85
Thornburg Investment Management Inc.	37,660	73
Turner Investments LP	55,864	75

	$630,508

Public Alternatives Fund	Investment Advisory Fees	Basis Points	Real Assets Fund	Investment Advisory Fees	Basis Points

AQR Capital Management LLC *	$—	—	BlackRock Financial Management LLC	$13,306	20
ClariVest Asset Management LLC	114,233	225	Kayne Anderson Capital Advisors LP	84,911	125

Turner Investments LP	106,797	125		$98,217

	$221,030

*	The Fund did not allocate any of it’s assets to this mandate as of October 31, 2012.

The Trust has requested an order from the Securities and Exchange Commission (the “Manager of Managers Order”) that would permit the Trust to enter into investment advisory agreements with sub-advisers upon approval of the Board of Trustees but without submitting such contracts for approval of the shareholders of the relevant Fund, subject to certain conditions. As of October 31, 2012, the SEC has not yet approved the Manager of Managers Order.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the period ended October 31, 2012, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund*	$613,539,035	$90,760,263	$—	$—
Income Opportunities Fund*	119,109,251	45,090	—	—
Public Alternatives Fund*	346,896,116	56,304,503	—	—
Real Assets Fund*	81,432,653	2,923,950	41,983,780	4,841,066

*	For the period August 30, 2012 to October 31, 2012.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The following permanent differences primarily attributable to the tax treatment of PFIC’s, REIT’s, MLP basis adjustments, foreign currency gain (loss) and the amortization of initial offering costs have been reclassified to/from the following accounts during the fiscal period ended October 31, 2012:

	Increase (Decrease) in Undistributed Net Investment Income	Increase (Decrease) in Accumulated Realized Gain	Decrease in Paid-in Capital
Global Public Equity Fund	$(181,208)	$185,032	$(3,824)
Income Opportunities Fund	(81,167)	84,991	(3,824)
Public Alternatives Fund	136,912	(133,088)	(3,824)
Real Assets Fund	(162,054)	165,878	(3,824)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the fiscal year was as follows:

	Ordinary Income	Total
Income Opportunities Fund
2012	$200,459	$200,459
Real Assets Fund
2012	160,192	160,192

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards Short-Term	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$2,944,741	$—	$—	$8,001,942	$47,754	$10,994,437
Income Opportunities Fund	408,326	—	—	906,927	—	1,315,253
Public Alternatives Fund	140,267	—	(21,584)	(942,601)	26	(823,892)
Real Assets Fund	237,530	36,399	—	401,945	(58,258)	617,616

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at October 31, 2012, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$542,009,374	$21,756,398	$(13,626,848)	$8,129,550
Income Opportunities Fund	120,458,962	1,402,002	(495,075)	906,927
Public Alternatives Fund	303,461,251	3,380,525	(4,774,098)	(1,393,573)
Real Assets Fund	122,386,036	1,524,721	(1,112,692)	412,029

9. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Other:

At October 31, 2012, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	100%
Income Opportunities Fund	1	100%
Public Alternatives Fund	1	100%
Real Assets Fund	1	100%

12. New Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance Balance Sheet — Disclosures about Offsetting Assets and Liabilities. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund:

We have audited the accompanying statements of assets and liabilities of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund (collectively, the “Funds”), four of the forty-five portfolios constituting The Advisors’ Inner Circle Fund (the “Trust”), including the schedules of investments, as of October 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund as of October 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

December 26, 2012

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THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be interested persons of the Trust are referred to as Independent Board Members. Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-762-1442. The following chart lists Trustees and Officers as of October 31, 2012.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]

ROBERT A. NESHER 66 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi- Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 72 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds. Director of SEI Alpha Strategy Portfolios, LP. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[4]
INDEPENDENT BOARD MEMBERS[3]

CHARLES E. CARLBOM 78 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.
JOHN K. DARR 68 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
JOSEPH T. GRAUSE JR. 60 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager -- Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
MITCHELL A. JOHNSON 69 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.
4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member4/Officer
INDEPENDENT BOARD MEMBERS[3]

BETTY L. KRIKORIAN 69 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
BRUCE R. SPECA 56 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
JAMES M. STOREY 81 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.	Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.
GEORGE J. SULLIVAN, JR. 70 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

OFFICERS

MICHAEL BEATTIE 47 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
MICHAEL LAWSON 52 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.
4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)

RUSSELL EMERY 50 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.	None.
DIANNE M. SULZBACH 35 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	None
TIMOTHY D. BARTO 44 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	None.
KERI ROHN 32 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.
JOHN MUNCH 41 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney — SEI Investments Company since 2001	None.

1	Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 8/30/2012	Ending Account Value 10/31/2012	Annualized Expense Ratios	Expenses Paid During Period
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,022.00	1.11%	$1.94	*
Hypothetical 5% Return	$1,000.00	$1,019.61	1.11%	$5.65	**
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,013.70	0.75%	$1.30	*
Hypothetical 5% Return	$1,000.00	$1,021.42	0.75%	$3.82	**
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$997.00	1.38%	$2.38	*
Hypothetical 5% Return	$1,000.00	$1,018.25	1.38%	$7.02	**
Real Assets Fund

Actual Fund Return	$1,000.00	$1,006.30	1.05%	$1.82	*
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35	**

* Expenses are equal to the Funds’ annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 63/365 (to reflect the commencement of operations period shown.)

** Expenses are equal to the Funds’ annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its June 26, 2012 meeting and August 14-15, 2012 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of (i) the advisory agreement between Cornerstone Advisors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”) and (ii) the sub-advisory agreements between the Adviser and the following sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”): Acadian Asset Management LLC, Allianz Global Investors Capital LLC, AlphaSimplex Group, LLC, AQR Capital Management, LLC, BlackRock Financial Management, LLC, ClariVest Asset Management LLC, Cramer Rosenthal McGlynn LLC, Driehaus Capital Management LLC, Fairpointe Capital LLC, Harris Associates L.P., Kayne Anderson Capital Advisors, L.P., LSV Asset Management, Marsico Capital Management, LLC, Parametric Portfolio Associates LLC, Phocas Financial Corporation, SteelPath Capital Management, LLC, TCW Investment Management Company, Thornburg Investment Management Inc and Turner Investments, L.P. (each, a “Sub-Advisory Agreement” and, together the “Sub-Advisory Agreements”) for initial two-year terms. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser and each Sub-Adviser.

Prior to the meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or Sub-Advisory Agreements, or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”) advised by their independent legal counsel, reviewed written materials from the Adviser and Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (ii) the investment performance of the Sub-Advisers; and (iii) the costs of the services to be provided by the Adviser and each Sub-Adviser, as discussed in further detail below.

At the meeting, representatives from the Adviser and each Sub-Adviser presented additional oral and written information to help the Board evaluate the Adviser’s and each Sub-Adviser’s fees and other aspects of the Advisory Agreement and each Sub-Advisory Agreement. Among other things, the representatives provided an overview of the Adviser and each Sub-Adviser, including their histories, assets under management, personnel and experience, investment philosophies and processes, and approaches to risk management. The representatives from the Adviser also provided an overview of the Funds, including the Adviser’s rationale for introducing the Funds and each Fund’s proposed objective, strategy and asset allocation among Sub-Advisers.

The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s and each Sub-Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement and each Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decisions.

Nature, Extent, and Quality of Services Provided by the Adviser and Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and each Sub-Adviser to the applicable Fund(s). Among other things, the Board considered the quality of the Adviser’s and each Sub-Adviser’s portfolio management personnel. The Adviser’s and each Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the applicable Fund(s).

The Trustees also considered other services to be provided to the applicable Fund(s) by the Adviser and each Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the applicable Fund(s) by the Adviser and each Sub-Adviser.

Investment Performance of the Sub-Advisers

The Board reviewed the performance of accounts managed by the Sub-Advisers that have similar strategies as the applicable Fund(s). The Board, using written materials provided prior to and at the meeting, considered the performance of the accounts as compared to their benchmark indices for various trailing periods. The Sub-Advisers’ representatives noted that the accounts had generally performed favorably compared to their benchmarks.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by the Fund to the Adviser and each Sub-Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Fund to the Adviser and each Sub-Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser and each Sub-Adviser from their relationships with the applicable Fund(s), and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by each Fund to those paid by other comparable mutual funds and noted that the Funds’ expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board noted that many of the Sub-Advisory Agreements provide for breakpoints as the applicable Fund’s assets and/or the portion of the applicable Fund’s assets allocated to the Sub-Adviser grows.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and each Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and each Sub-Adviser’s fees are reasonable in light of the services that the Adviser and each Sub-Adviser will provide to the applicable Fund(s); and (c) agreed to approve the Advisory Agreement and each Sub-Advisory Agreement for an initial term of two years.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2012

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended October 31, 2012, the Funds are designating the following items with regard to distributions paid during the period.

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short- Term Capital Gain (5)
Global Public Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income Opportunities Fund	0.00%	100.00%	100.00%	51.33%	59.89%	0.00%	0.15%	0.00%
Public Alternatives Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Real Assets Fund	0.00%	100.00%	100.00%	0.00%	0.00%	36.36%	15.67%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$250,692	$0	$0	$209,462	$0	$0
(b)	Audit-Related Fees	$12,000	$0	$0	$11,286	$0	$0
(c)	Tax Fees	$55,000	$0	$0	$56,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$406,500	N/A	N/A	$341,200	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$11,292	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$69,000	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2012	2011
Audit-Related Fees	5%	4%
Tax Fees	23%	20%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2012	2011
Audit-Related Fees	0%	0%
Tax Fees	3%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2012	2011
Audit-Related Fees	0%	N/A
Tax Fees	58%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $29,771,000 and $34,500,000 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

By (Signature and Title)*	/s/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO
Date: January 4, 2013

*	Print the name and title of each signing officer under his or her signature.